UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

1(a):

Semiannual Report
February 28, 2022
MFS®  Blended Research®  Emerging Markets
Equity Fund
BRK-SEM

MFS® Blended Research® Emerging Markets
Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to a level not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve recently raised rates for the first time since 2018 and indicated that it is likely to tighten policy much more over the coming year. Meanwhile, the unsettled geopolitical backdrop and prospect of tighter financial conditions has led to increased volatility.
There are, however, encouraging signs for the markets. The Omicron wave of the coronavirus is receding outside Asia, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though events in Ukraine could hamper these advances. Additionally, easier Chinese monetary policy and the record pace of corporate stock buybacks are supportive elements, albeit amid an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.0%
Samsung Electronics Co. Ltd.	4.9%
Tencent Holdings Ltd.	4.4%
Tata Consultancy Services Ltd.	1.9%
Alibaba Group Holding Ltd., ADR	1.9%
Ping An Insurance Co. of China Ltd., “H”	1.7%
Chailease Holding Co.	1.6%
China Construction Bank Corp.	1.5%
NetEase.com, Inc., ADR	1.5%
JD.com, Inc., ADR	1.4%
GICS equity sectors (g)
Information Technology	22.5%
Financials	19.4%
Consumer Discretionary	13.0%
Communication Services	10.6%
Materials	8.2%
Consumer Staples	7.0%
Industrials	4.6%
Energy	4.3%
Health Care	3.8%
Utilities	3.2%
Real Estate	1.5%
Issuer country weightings (x)
China	31.9%
Taiwan	16.5%
South Korea	13.1%
India	12.1%
Brazil	5.4%
Mexico	2.8%
South Africa	2.5%
Indonesia	2.1%
Saudi Arabia	2.0%
Other Countries	11.6%
Currency exposure weightings (y)
Hong Kong Dollar	27.9%
Taiwan Dollar	16.5%
South Korean Won	13.1%
Indian Rupee	12.1%
Brazilian Real	5.4%
United States Dollar	4.0%
Mexican Peso	2.8%
Chinese Renminbi	2.7%
South African Rand	2.5%
Other Currencies	13.0%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States (included in Other Countries) includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2022.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2021 through February 28, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/21	Ending Account Value 2/28/22	Expenses Paid During Period (p) 9/01/21-2/28/22
A	Actual	1.24%	$1,000.00	$908.41	$5.87
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
B	Actual	1.99%	$1,000.00	$905.46	$9.40
	Hypothetical (h)	1.99%	$1,000.00	$1,014.93	$9.94
C	Actual	1.99%	$1,000.00	$905.74	$9.40
	Hypothetical (h)	1.99%	$1,000.00	$1,014.93	$9.94
I	Actual	0.99%	$1,000.00	$909.88	$4.69
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R1	Actual	1.24%	$1,000.00	$908.52	$5.87
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
R2	Actual	1.49%	$1,000.00	$907.16	$7.05
	Hypothetical (h)	1.49%	$1,000.00	$1,017.41	$7.45
R3	Actual	1.24%	$1,000.00	$908.62	$5.87
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
R4	Actual	0.99%	$1,000.00	$910.01	$4.69
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R6	Actual	0.91%	$1,000.00	$910.58	$4.31
	Hypothetical (h)	0.91%	$1,000.00	$1,020.28	$4.56
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
For the period from September 1, 2021 through February 28, 2022, the distribution fee for Class R1 was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.99%, $9.42, and $9.94 for Class R1. See Note 3 in the Notes to Financial Statements for additional information.
5

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.5%
Aerospace & Defense – 0.2%
Bharat Electronics Ltd.	41,805	$ 117,368
Airlines – 0.2%
Grupo Aeroportuario del Sureste, “B”	5,472	$ 118,334
Alcoholic Beverages – 1.9%
Ambev S.A.	70,400	$ 207,714
China Resources Beer Holdings Co. Ltd.	22,000	174,548
Jiangsu Yanghe Brewery JSC Ltd., “A”	10,200	267,537
Kweichow Moutai Co. Ltd., “A”	1,200	341,250
		$991,049
Apparel Manufacturers – 0.7%
Bosideng International Holdings Ltd.	194,000	$ 110,224
Li Ning Co. Ltd.	20,000	198,731
LPP S.A.	39	80,406
		$389,361
Automotive – 5.1%
BAIC Motor Corp. Ltd., “H”	486,000	$ 169,160
BYD Co. Ltd.	14,000	429,643
Ford Otomotiv Sanayi A.S.	7,824	152,407
Hero MotoCorp Ltd.	12,833	433,981
Kia Corp.	6,271	385,482
Mahindra & Mahindra Ltd.	38,986	409,199
Maruti Suzuki India Ltd.	3,897	430,011
Sinotruk Hong Kong Ltd.	82,000	121,874
Zhongsheng Group Holdings Ltd.	15,000	104,420
		$2,636,177
Biotechnology – 0.4%
Hugel, Inc.	1,264	$ 154,327
WuXi Biologics (Cayman), Inc. (a)	7,500	62,250
		$216,577
Brokerage & Asset Managers – 0.1%
Moscow Exchange MICEX-RTS PJSC (u)	57,902	$ 27,488
Business Services – 3.0%
HCL Technologies Ltd.	10,803	$ 161,577
Mindtree Ltd.	2,374	123,558
Tata Consultancy Services Ltd.	21,436	1,011,153
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Tech Mahindra Ltd.	15,231	$ 285,022
		$1,581,310
Chemicals – 0.5%
SABIC Agri-Nutrients Co.	6,091	$ 258,466
Computer Software – 2.1%
Kingsoft Corp.	45,600	$ 168,720
Naver Corp.	567	151,647
NetEase.com, Inc., ADR	7,878	751,089
		$1,071,456
Computer Software - Systems – 7.0%
Hon Hai Precision Industry Co. Ltd.	195,000	$ 718,232
Lenovo Group Ltd.	302,000	337,940
Samsung Electronics Co. Ltd.	42,485	2,563,291
		$3,619,463
Conglomerates – 0.7%
CITIC Pacific Ltd.	291,000	$ 339,238
Construction – 1.2%
Ambuja Cements Ltd.	28,921	$ 120,620
Anhui Conch Cement Co. Ltd.	52,500	281,041
CEMEX S.A.B. de C.V. (a)	287,624	147,737
Techtronic Industries Co. Ltd.	5,500	91,619
		$641,017
Consumer Products – 0.9%
AmorePacific Corp.	3,062	$ 469,458
Consumer Services – 0.3%
HeadHunter Group PLC, ADR (u)	3,158	$ 24,489
Localiza Rent a Car S.A.	10,500	117,235
		$141,724
Electrical Equipment – 1.4%
Advantech Co. Ltd.	28,000	$ 367,457
Contemporary Amperex Technology Co. Ltd., “A”	1,100	94,182
Voltronic Power Technology Corp.	5,000	261,253
		$722,892
Electronics – 11.7%
eMemory Technology, Inc.	2,000	$ 135,355
LG Innotek Co., Ltd.	296	80,760
MediaTek, Inc.	11,000	436,055
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Nan Ya Printed Circuit Board Corp.	7,000	$ 134,275
Novatek Microelectronics Corp.	18,000	294,701
Realtek Semiconductor Corp.	12,000	195,920
SD BioSensor, Inc.	2,420	109,895
Silergy Corp.	1,000	133,781
Silicon Motion Technology Corp., ADR	2,779	201,589
Taiwan Semiconductor Manufacturing Co. Ltd.	194,000	4,130,656
United Microelectronics Corp.	112,000	208,706
		$6,061,693
Energy - Independent – 1.2%
China Shenhua Energy Co. Ltd.	97,000	$ 266,206
Hindustan Petroleum Corp. Ltd.	45,193	163,894
Reliance Industries Ltd.	6,225	194,939
		$625,039
Energy - Integrated – 2.8%
China Petroleum & Chemical Corp.	1,282,000	$ 635,309
LUKOIL PJSC, ADR	9,157	172,243
MOL Hungarian Oil & Gas PLC	29,093	227,153
PetroChina Co. Ltd.	814,000	433,690
		$1,468,395
Engineering - Construction – 0.7%
Doosan Bobcat, Inc.	5,803	$ 186,735
Fibra Uno Administracion S.A. de C.V., REIT	83,803	94,438
Zoomlion Heavy Industry Science and Technology Co., Ltd.	132,000	87,498
		$368,671
Food & Beverages – 2.1%
Gruma S.A.B. de C.V.	16,097	$ 218,313
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	81,764	513,919
JBS S.A.	50,233	349,955
		$1,082,187
Food & Drug Stores – 0.1%
Sendas Distribuidora S.A.	28,600	$ 74,724
Gaming & Lodging – 0.4%
Genting Berhad	86,500	$ 95,770
OPAP S.A.	7,026	102,019
		$197,789
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 1.7%
Bim Birlesik Magazalar A.S.	36,440	$ 192,465
Walmart de Mexico S.A.B. de C.V.	180,826	687,776
		$880,241
Insurance – 4.0%
China Pacific Insurance Co. Ltd.	166,600	$ 463,690
PICC Property & Casualty Co. Ltd.	262,000	276,172
Ping An Insurance Co. of China Ltd., “H”	112,500	869,526
Samsung Fire & Marine Insurance Co. Ltd.	2,937	469,363
		$2,078,751
Internet – 4.7%
Allegro.eu S.A. (a)	18,172	$ 135,771
Tencent Holdings Ltd.	42,600	2,315,270
		$2,451,041
Leisure & Toys – 0.4%
Naspers Ltd.	1,450	$ 181,856
Machinery & Tools – 0.2%
AirTAC International Group	3,325	$ 109,541
Major Banks – 4.6%
ABSA Group Ltd.	41,499	$ 476,734
Bank of China Ltd.	1,447,000	562,906
Bank of Communications Co. Ltd.	393,000	269,557
China Construction Bank Corp.	1,043,000	782,123
Industrial & Commercial Bank of China, “H”	350,000	209,160
Nedbank Group Ltd.	7,156	101,730
		$2,402,210
Medical & Health Technology & Services – 0.3%
Dr. Sulaiman Al Habib Medical Services Group	3,139	$ 143,241
Metals & Mining – 3.9%
Alrosa PJSC (u)	143,843	$ 59,098
Aluminum Corp. of China Ltd. (a)	186,000	130,532
China Hongqiao Group Ltd.	216,000	299,443
Hindalco Industries Ltd.	16,339	124,417
Kumba Iron Ore Ltd.	6,951	273,253
POSCO	727	174,762
Tata Steel Ltd.	14,630	237,029
Vale S.A.	40,700	729,040
		$2,027,574
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	26,000	$ 119,277
China Suntien Green Energy Corp. Ltd., “H”	195,000	128,872
		$248,149
Other Banks & Diversified Financials – 10.8%
Al Rajhi Bank	7,659	$ 327,982
BNK Financial Group, Inc.	35,575	233,153
Chailease Holding Co.	90,650	814,137
China Merchants Bank Co. Ltd.	40,000	337,552
Credicorp Ltd.	2,478	374,797
Hana Financial Group, Inc.	10,906	441,737
HDFC Bank Ltd., ADR	7,382	458,939
Housing Development Finance Corp. Ltd.	12,233	385,720
KB Financial Group, Inc.	10,037	503,707
Komercni Banka A.S.	10,222	402,462
Kotak Mahindra Bank Ltd.	6,935	170,690
Muthoot Finance Ltd.	17,794	322,336
PT Bank Central Asia Tbk	475,100	266,204
Sberbank of Russia PJSC, ADR	44,388	46,852
TCS Group Holding PLC, GDR	3,991	38,848
Tisco Financial Group PCL	153,500	459,208
		$5,584,324
Pharmaceuticals – 2.9%
China Medical System Holdings Ltd.	145,000	$ 257,172
Chongqing Zhifei Biological Products Co. Ltd., “A”	5,400	110,862
Divi's Laboratories Ltd.	2,766	156,568
Gedeon Richter PLC	8,370	175,742
Genomma Lab Internacional S.A., “B”	185,413	169,109
Kalbe Farma Tbk PT	1,266,600	145,024
Sinopharm Group Co. Ltd., “H”	38,400	92,774
Sun Pharmaceutical Industries Ltd.	27,711	310,366
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., “A”	1,400	80,630
		$1,498,247
Railroad & Shipping – 1.1%
China Cosco Holdings (a)	150,250	$ 303,366
Evergreen Marine Corp. (Taiwan) Ltd.	56,000	288,319
		$591,685
Real Estate – 1.3%
Aldar Properties PJSC	252,799	$ 289,066
DFL Ltd.	25,293	118,488
Emaar Properties PJSC	130,295	180,204
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Hopson Development Holdings Ltd.	36,110	$ 74,026
		$661,784
Restaurants – 1.4%
Yum China Holdings, Inc.	14,217	$ 739,568
Specialty Chemicals – 2.7%
Asian Paints Ltd.	4,943	$ 209,018
Industries Qatar Q.P.S.C.	25,758	129,462
Lotte Chemical Corp.	1,541	282,487
PTT Global Chemical PLC	288,300	467,633
Sahara International Petrochemical Co.	26,135	324,624
		$1,413,224
Specialty Stores – 5.3%
Alibaba Group Holding Ltd., ADR (a)	9,241	$ 972,060
Cencosud S.A.	88,070	161,991
JD.com, Inc., “A” (a)	3,178	114,411
JD.com, Inc., ADR (a)	10,354	741,657
Jumbo S.A.	9,186	131,734
Meituan, “B” (a)	18,700	410,062
Momo.com, Inc.	3,000	107,480
Titan Co. Ltd.	2,702	91,775
		$2,731,170
Telecommunications - Wireless – 1.0%
LG Uplus Corp.	10,341	$ 113,099
MTN Group Ltd. (a)	22,619	281,850
SK Telecom Co. Ltd.	2,529	114,845
		$509,794
Telephone Services – 3.1%
Hellenic Telecommunications Organization S.A.	36,527	$ 729,015
KT Corp., ADR	14,921	196,808
PT Telekom Indonesia	2,269,800	684,316
		$1,610,139
Utilities - Electric Power – 2.9%
Energisa S.A., IEU	58,000	$ 496,384
ENGIE Energía Brasil S.A.	20,765	160,704
NTPC Ltd.	133,317	236,210
Polska Grupa Energetyczna S.A. (a)	56,210	109,233
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Transmissora Alianca de Energia Eletrica S.A., IEU	67,542	$ 516,952
		$1,519,483
Total Common Stocks (Identified Cost, $44,208,438)		$ 50,601,898
Preferred Stocks – 0.6%
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd.	3,071	$ 169,142
Specialty Chemicals – 0.3%
Braskem S.A., “A”	17,000	$ 157,504
Total Preferred Stocks (Identified Cost, $365,071)		$ 326,646
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 0.06% (v) (Identified Cost, $524,508)	524,508	$ 524,507

Other Assets, Less Liabilities – 0.9%		448,171
Net Assets – 100.0%		$ 51,901,222

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $524,507 and $50,928,544, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
PCL	Public Company Limited
REIT	Real Estate Investment Trust
See Notes to Financial Statements
12

Financial Statements
Statement of Assets and Liabilities
At 2/28/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $44,573,509)	$50,928,544
Investments in affiliated issuers, at value (identified cost, $524,508)	524,507
Foreign currency, at value (identified cost, $8,886)	8,875
Receivables for
Fund shares sold	379,119
Dividends	258,989
Receivable from investment adviser	27,807
Other assets	374
Total assets	$52,128,215
Liabilities
Payables for
Investments purchased	$77,336
Fund shares reacquired	20,329
Payable to affiliates
Administrative services fee	195
Shareholder servicing costs	3,176
Distribution and service fees	264
Payable for independent Trustees' compensation	595
Deferred country tax expense payable	23,473
Accrued expenses and other liabilities	101,625
Total liabilities	$226,993
Net assets	$51,901,222
Net assets consist of
Paid-in capital	$45,919,453
Total distributable earnings (loss)	5,981,769
Net assets	$51,901,222
Shares of beneficial interest outstanding	3,700,269
13

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$6,694,377	478,101	$14.00
Class B	325,854	23,473	13.88
Class C	304,524	21,946	13.88
Class I	27,589,998	1,968,140	14.02
Class R1	80,029	5,753	13.91
Class R2	82,042	5,863	13.99
Class R3	107,387	7,659	14.02
Class R4	113,912	8,110	14.05
Class R6	16,603,099	1,181,224	14.06

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.85 [100 / 94.25 x $14.00]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
14

Financial Statements
Statement of Operations
Six months ended 2/28/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$858,210
Other	5,652
Dividends from affiliated issuers	145
Foreign taxes withheld	(81,272)
Total investment income	$782,735
Expenses
Management fee	$214,915
Distribution and service fees	13,216
Shareholder servicing costs	20,547
Administrative services fee	9,187
Independent Trustees' compensation	1,483
Custodian fee	55,753
Shareholder communications	3,936
Audit and tax fees	38,873
Legal fees	149
Registration fees	60,460
Miscellaneous	15,718
Total expenses	$434,237
Reduction of expenses by investment adviser	(144,363)
Net expenses	$289,874
Net investment income (loss)	$492,861
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $115,997 country tax)	$1,259,383
Foreign currency	(14,494)
Net realized gain (loss)	$1,244,889
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $146,411 decrease in deferred country tax)	$(7,020,180)
Affiliated issuers	(1)
Translation of assets and liabilities in foreign currencies	(122)
Net unrealized gain (loss)	$(7,020,303)
Net realized and unrealized gain (loss)	$(5,775,414)
Change in net assets from operations	$(5,282,553)
See Notes to Financial Statements
15

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21
Change in net assets
From operations
Net investment income (loss)	$492,861	$918,782
Net realized gain (loss)	1,244,889	2,948,938
Net unrealized gain (loss)	(7,020,303)	6,705,188
Change in net assets from operations	$(5,282,553)	$10,572,908
Total distributions to shareholders	$(2,127,297)	$(745,103)
Change in net assets from fund share transactions	$(875,807)	$7,985,612
Total change in net assets	$(8,285,657)	$17,813,417
Net assets
At beginning of period	60,186,879	42,373,462
At end of period	$51,901,222	$60,186,879
See Notes to Financial Statements
16

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$15.96	$12.97	$12.12	$13.66	$14.37	$11.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.23	$0.24	$0.25	$0.24	$0.28
Net realized and unrealized gain (loss)	(1.55)	2.96	0.81	(1.20)	(0.32)	2.86
Total from investment operations	$(1.44)	$3.19	$1.05	$(0.95)	$(0.08)	$3.14
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.20)	$(0.20)	$(0.22)	$(0.16)	$(0.06)
From net realized gain	(0.27)	—	—	(0.37)	(0.47)	(0.08)
Total distributions declared to shareholders	$(0.52)	$(0.20)	$(0.20)	$(0.59)	$(0.63)	$(0.14)
Net asset value, end of period (x)	$14.00	$15.96	$12.97	$12.12	$13.66	$14.37
Total return (%) (r)(s)(t)(x)	(9.16)(n)	24.78	8.63	(6.77)	(0.77)	28.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75(a)	1.82	2.39	2.95	2.94	3.23
Expenses after expense reductions	1.24(a)	1.24	1.24	1.24	1.23	1.23
Net investment income (loss)	1.50(a)	1.50	1.98	2.01	1.65	2.22
Portfolio turnover	28(n)	60	63	64	58	92
Net assets at end of period (000 omitted)	$6,694	$7,869	$5,702	$5,174	$7,145	$4,982
See Notes to Financial Statements
17

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$15.75	$12.81	$11.99	$13.54	$14.27	$11.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.11	$0.15	$0.21	$0.12	$0.12
Net realized and unrealized gain (loss)	(1.53)	2.93	0.80	(1.25)	(0.30)	2.92
Total from investment operations	$(1.47)	$3.04	$0.95	$(1.04)	$(0.18)	$3.04
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.10)	$(0.13)	$(0.14)	$(0.08)	$(0.00)(w)
From net realized gain	(0.27)	—	—	(0.37)	(0.47)	(0.08)
Total distributions declared to shareholders	$(0.40)	$(0.10)	$(0.13)	$(0.51)	$(0.55)	$(0.08)
Net asset value, end of period (x)	$13.88	$15.75	$12.81	$11.99	$13.54	$14.27
Total return (%) (r)(s)(t)(x)	(9.45)(n)	23.77	7.88	(7.51)	(1.47)	27.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.50(a)	2.58	3.19	3.70	3.67	4.04
Expenses after expense reductions	1.99(a)	1.99	1.99	1.99	1.98	1.99
Net investment income (loss)	0.75(a)	0.72	1.22	1.63	0.79	0.97
Portfolio turnover	28(n)	60	63	64	58	92
Net assets at end of period (000 omitted)	$326	$403	$312	$391	$318	$213
See Notes to Financial Statements
18

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$15.72	$12.78	$11.95	$13.50	$14.23	$11.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.11	$0.15	$0.16	$0.11	$0.14
Net realized and unrealized gain (loss)	(1.51)	2.93	0.78	(1.19)	(0.29)	2.89
Total from investment operations	$(1.46)	$3.04	$0.93	$(1.03)	$(0.18)	$3.03
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.10)	$(0.10)	$(0.15)	$(0.08)	$(0.03)
From net realized gain	(0.27)	—	—	(0.37)	(0.47)	(0.08)
Total distributions declared to shareholders	$(0.38)	$(0.10)	$(0.10)	$(0.52)	$(0.55)	$(0.11)
Net asset value, end of period (x)	$13.88	$15.72	$12.78	$11.95	$13.50	$14.23
Total return (%) (r)(s)(t)(x)	(9.43)(n)	23.87	7.78	(7.51)	(1.48)	27.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.49(a)	2.58	3.19	3.70	3.64	4.02
Expenses after expense reductions	1.99(a)	1.99	1.99	1.99	1.99	1.99
Net investment income (loss)	0.73(a)	0.72	1.22	1.31	0.75	1.16
Portfolio turnover	28(n)	60	63	64	58	92
Net assets at end of period (000 omitted)	$305	$410	$344	$420	$453	$438
See Notes to Financial Statements
19

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$16.00	$13.00	$12.16	$13.71	$14.41	$11.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.28	$0.29	$0.29	$0.34	$0.28
Net realized and unrealized gain (loss)	(1.55)	2.96	0.80	(1.22)	(0.39)	2.91
Total from investment operations	$(1.42)	$3.24	$1.09	$(0.93)	$(0.05)	$3.19
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.24)	$(0.25)	$(0.25)	$(0.18)	$(0.08)
From net realized gain	(0.27)	—	—	(0.37)	(0.47)	(0.08)
Total distributions declared to shareholders	$(0.56)	$(0.24)	$(0.25)	$(0.62)	$(0.65)	$(0.16)
Net asset value, end of period (x)	$14.02	$16.00	$13.00	$12.16	$13.71	$14.41
Total return (%) (r)(s)(t)(x)	(9.01)(n)	25.10	8.89	(6.55)	(0.55)	28.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.49(a)	1.57	1.91	2.70	2.78	3.05
Expenses after expense reductions	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	1.74(a)	1.83	2.46	2.26	2.30	2.28
Portfolio turnover	28(n)	60	63	64	58	92
Net assets at end of period (000 omitted)	$27,590	$33,247	$21,273	$1,811	$2,343	$669
See Notes to Financial Statements
20

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$15.84	$12.84	$12.01	$13.57	$14.27	$11.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.17	$0.15	$0.17	$0.10	$0.11
Net realized and unrealized gain (loss)	(1.54)	2.94	0.80	(1.20)	(0.28)	2.93
Total from investment operations	$(1.43)	$3.11	$0.95	$(1.03)	$(0.18)	$3.04
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.11)	$(0.12)	$(0.16)	$(0.05)	$—
From net realized gain	(0.27)	—	—	(0.37)	(0.47)	(0.08)
Total distributions declared to shareholders	$(0.50)	$(0.11)	$(0.12)	$(0.53)	$(0.52)	$(0.08)
Net asset value, end of period (x)	$13.91	$15.84	$12.84	$12.01	$13.57	$14.27
Total return (%) (r)(s)(t)(x)	(9.15)(n)	24.32	7.84	(7.47)	(1.49)	27.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75(a)	2.18	3.14	3.70	3.64	4.06
Expenses after expense reductions	1.24(a)	1.59	1.99	1.99	1.99	1.99
Net investment income (loss)	1.50(a)	1.11	1.25	1.32	0.70	0.88
Portfolio turnover	28(n)	60	63	64	58	92
Net assets at end of period (000 omitted)	$80	$88	$71	$66	$71	$72
See Notes to Financial Statements
21

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$15.93	$12.95	$12.11	$13.66	$14.36	$11.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.18	$0.21	$0.23	$0.18	$0.17
Net realized and unrealized gain (loss)	(1.55)	2.97	0.81	(1.20)	(0.30)	2.94
Total from investment operations	$(1.46)	$3.15	$1.02	$(0.97)	$(0.12)	$3.11
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.17)	$(0.18)	$(0.21)	$(0.11)	$(0.02)
From net realized gain	(0.27)	—	—	(0.37)	(0.47)	(0.08)
Total distributions declared to shareholders	$(0.48)	$(0.17)	$(0.18)	$(0.58)	$(0.58)	$(0.10)
Net asset value, end of period (x)	$13.99	$15.93	$12.95	$12.11	$13.66	$14.36
Total return (%) (r)(s)(t)(x)	(9.28)(n)	24.47	8.35	(6.97)	(1.03)	27.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.00(a)	2.08	2.64	3.20	3.14	3.56
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	1.25(a)	1.21	1.75	1.82	1.20	1.38
Portfolio turnover	28(n)	60	63	64	58	92
Net assets at end of period (000 omitted)	$82	$90	$73	$67	$72	$73
See Notes to Financial Statements
22

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$15.98	$12.98	$12.14	$13.69	$14.39	$11.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.23	$0.21	$0.24	$0.24	$0.20
Net realized and unrealized gain (loss)	(1.55)	2.97	0.83	(1.19)	(0.32)	2.95
Total from investment operations	$(1.44)	$3.20	$1.04	$(0.95)	$(0.08)	$3.15
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.20)	$(0.20)	$(0.23)	$(0.15)	$(0.05)
From net realized gain	(0.27)	—	—	(0.37)	(0.47)	(0.08)
Total distributions declared to shareholders	$(0.52)	$(0.20)	$(0.20)	$(0.60)	$(0.62)	$(0.13)
Net asset value, end of period (x)	$14.02	$15.98	$12.98	$12.14	$13.69	$14.39
Total return (%) (r)(s)(t)(x)	(9.14)(n)	24.80	8.52	(6.75)	(0.80)	28.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75(a)	1.82	2.43	2.95	2.94	3.31
Expenses after expense reductions	1.24(a)	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	1.51(a)	1.50	1.71	1.89	1.66	1.63
Portfolio turnover	28(n)	60	63	64	58	92
Net assets at end of period (000 omitted)	$107	$107	$81	$71	$102	$73
See Notes to Financial Statements
23

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$16.03	$13.02	$12.17	$13.72	$14.41	$11.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.26	$0.28	$0.30	$0.26	$0.23
Net realized and unrealized gain (loss)	(1.55)	2.98	0.81	(1.23)	(0.30)	2.96
Total from investment operations	$(1.42)	$3.24	$1.09	$(0.93)	$(0.04)	$3.19
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.23)	$(0.24)	$(0.25)	$(0.18)	$(0.08)
From net realized gain	(0.27)	—	—	(0.37)	(0.47)	(0.08)
Total distributions declared to shareholders	$(0.56)	$(0.23)	$(0.24)	$(0.62)	$(0.65)	$(0.16)
Net asset value, end of period (x)	$14.05	$16.03	$13.02	$12.17	$13.72	$14.41
Total return (%) (r)(s)(t)(x)	(9.00)(n)	25.10	8.90	(6.55)	(0.50)	28.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.50(a)	1.58	2.14	2.70	2.66	3.06
Expenses after expense reductions	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	1.76(a)	1.70	2.25	2.36	1.76	1.89
Portfolio turnover	28(n)	60	63	64	58	92
Net assets at end of period (000 omitted)	$114	$118	$97	$85	$82	$74
See Notes to Financial Statements
24

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$16.04	$13.03	$12.19	$13.73	$14.42	$11.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.27	$0.29	$0.31	$0.27	$0.24
Net realized and unrealized gain (loss)	(1.55)	2.98	0.81	(1.22)	(0.30)	2.95
Total from investment operations	$(1.41)	$3.25	$1.10	$(0.91)	$(0.03)	$3.19
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.24)	$(0.26)	$(0.26)	$(0.19)	$(0.08)
From net realized gain	(0.27)	—	—	(0.37)	(0.47)	(0.08)
Total distributions declared to shareholders	$(0.57)	$(0.24)	$(0.26)	$(0.63)	$(0.66)	$(0.16)
Net asset value, end of period (x)	$14.06	$16.04	$13.03	$12.19	$13.73	$14.42
Total return (%) (r)(s)(t)(x)	(8.94)(n)	25.17	8.91	(6.40)	(0.42)	28.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.42(a)	1.51	2.05	2.58	2.56	2.98
Expenses after expense reductions	0.91(a)	0.93	0.92	0.87	0.90	0.91
Net investment income (loss)	1.83(a)	1.79	2.36	2.44	1.81	1.97
Portfolio turnover	28(n)	60	63	64	58	92
Net assets at end of period (000 omitted)	$16,603	$17,855	$14,422	$12,590	$13,322	$12,127

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
25

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing
26

Notes to Financial Statements (unaudited) - continued
service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
27

Notes to Financial Statements (unaudited) - continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$7,913,856	$8,635,281	$—	$16,549,137
Taiwan	201,589	8,335,868	—	8,537,457
South Korea	1,363,864	5,436,834	—	6,800,698
India	4,299,944	1,972,934	—	6,272,878
Brazil	2,810,212	—	—	2,810,212
Mexico	1,435,707	—	—	1,435,707
South Africa	1,315,423	—	—	1,315,423
Indonesia	411,228	684,316	—	1,095,544
Saudi Arabia	726,331	327,982	—	1,054,313
Other Countries	3,831,870	1,114,230	111,075	5,057,175
Mutual Funds	524,507	—	—	524,507
Total	$24,834,531	$26,507,445	$111,075	$51,453,051
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/21	$—
Transfers into level 3	111,075
Balance as of 2/28/22	$111,075
At February 28, 2022, the fund held three level 3 securities.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,
28

Notes to Financial Statements (unaudited) - continued
the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
29

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/21
Ordinary income (including any short-term capital gains)	$745,103
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/22
Cost of investments	$46,288,810
Gross appreciation	8,795,518
Gross depreciation	(3,631,277)
Net unrealized appreciation (depreciation)	$ 5,164,241
As of 8/31/21
Undistributed ordinary income	920,995
Undistributed long-term capital gain	147,935
Other temporary differences	(8,142)
Net unrealized appreciation (depreciation)	12,330,831
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/22	Year ended 8/31/21
Class A	$249,497	$88,077
Class B	9,700	2,417
Class C	8,714	2,784
Class I	1,191,229	385,053
Class R1	2,788	607
Class R2	2,729	956
Class R3	3,603	1,232
Class R4	4,183	1,721
Class R6	654,854	262,256
Total	$2,127,297	$745,103
30

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.675%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended February 28, 2022, this management fee reduction amounted to $3,936, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.95%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2022. For the six months ended February 28, 2022, this reduction amounted to $140,427, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,414 for the six months ended February 28, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
31

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 9,137
Class B	0.75%	0.25%	1.00%	1.00%	1,839
Class C	0.75%	0.25%	1.00%	1.00%	1,785
Class R1	0.75%	0.25%	1.00%	0.25%	105
Class R2	0.25%	0.25%	0.50%	0.50%	216
Class R3	—	0.25%	0.25%	0.25%	134
Total Distribution and Service Fees					$13,216
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended February 28, 2022. For the six months ended February 28, 2022, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2022, were as follows:
Amount
Class A	$—
Class B	54
Class C	83
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2022, the fee was $2,456, which equated to 0.0086% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $18,091.
32

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.0321% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At February 28, 2022, MFS held approximately 78% and 74% of the outstanding shares of Class R3 and Class R4, respectively, and 100% of the outstanding shares of Class R1 and Class R2.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2022, this reimbursement amounted to $5,652, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2022, purchases and sales of investments, other than short-term obligations, aggregated $15,706,262 and $18,537,691, respectively.
33

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/22		Year ended 8/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	125,621	$1,864,563	167,267	$2,624,827
Class B	467	6,990	2,607	38,224
Class C	235	3,514	9,428	143,250
Class I	81,331	1,273,093	595,289	9,324,069
Class R3	952	14,403	824	12,657
Class R4	517	7,749	456	6,965
Class R6	132,075	1,986,022	271,938	4,110,557
	341,198	$5,156,334	1,047,809	$16,260,549
Shares issued to shareholders in reinvestment of distributions
Class A	16,955	$247,380	6,019	$86,377
Class B	669	9,699	170	2,417
Class C	602	8,714	196	2,784
Class I	79,467	1,160,214	25,673	368,920
Class R1	192	2,788	43	607
Class R2	187	2,729	67	956
Class R3	247	3,603	86	1,232
Class R4	286	4,183	120	1,721
Class R6	44,730	654,854	18,212	262,256
	143,335	$2,094,164	50,586	$727,270
Shares reacquired
Class A	(157,577)	$(2,345,975)	(119,894)	$(1,843,788)
Class B	(3,266)	(48,360)	(1,506)	(22,336)
Class C	(4,992)	(74,977)	(10,417)	(158,661)
Class I	(270,723)	(4,015,142)	(179,247)	(2,717,344)
Class R3	(210)	(3,194)	(470)	(7,190)
Class R4	(48)	(718)	(670)	(9,635)
Class R6	(108,540)	(1,637,939)	(283,927)	(4,243,253)
	(545,356)	$(8,126,305)	(596,131)	$(9,002,207)
34

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/22		Year ended 8/31/21
	Shares	Amount	Shares	Amount
Net change
Class A	(15,001)	$(234,032)	53,392	$867,416
Class B	(2,130)	(31,671)	1,271	18,305
Class C	(4,155)	(62,749)	(793)	(12,627)
Class I	(109,925)	(1,581,835)	441,715	6,975,645
Class R1	192	2,788	43	607
Class R2	187	2,729	67	956
Class R3	989	14,812	440	6,699
Class R4	755	11,214	(94)	(949)
Class R6	68,265	1,002,937	6,223	129,560
	(60,823)	$(875,807)	502,264	$7,985,612
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2035 Fund, and the MFS Lifetime 2060 Fund, were the owners of record of approximately 8%, 7%, 6%, 4%, 3%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2022, the fund’s commitment fee and interest expense were $109 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
35

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,073,195	$7,484,637	$8,033,324	$—	$(1)	$524,507

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$145	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(9) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
36

Notes to Financial Statements (unaudited) - continued
(10) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.
37

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
38

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2022
MFS®  Blended Research®
International Equity Fund
BRX-SEM

MFS® Blended Research®
International Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to a level not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve recently raised rates for the first time since 2018 and indicated that it is likely to tighten policy much more over the coming year. Meanwhile, the unsettled geopolitical backdrop and prospect of tighter financial conditions has led to increased volatility.
There are, however, encouraging signs for the markets. The Omicron wave of the coronavirus is receding outside Asia, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though events in Ukraine could hamper these advances. Additionally, easier Chinese monetary policy and the record pace of corporate stock buybacks are supportive elements, albeit amid an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Roche Holding AG	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Novo Nordisk A.S., “B”	2.0%
Samsung Electronics Co. Ltd.	1.9%
UBS Group AG	1.8%
DBS Group Holdings Ltd.	1.5%
Glencore PLC	1.5%
Schneider Electric SE	1.4%
Rio Tinto PLC	1.4%
GICS equity sectors (g)
Financials	19.3%
Information Technology	12.7%
Consumer Discretionary	12.4%
Industrials	11.1%
Consumer Staples	9.1%
Health Care	8.1%
Materials	7.9%
Communication Services	6.9%
Energy	4.7%
Utilities	3.2%
Real Estate	1.7%
Issuer country weightings (x)
Japan	13.7%
United Kingdom	10.6%
China	9.0%
Canada	8.8%
France	8.5%
Switzerland	6.6%
Australia	5.4%
South Korea	4.9%
Germany	4.6%
Other Countries	27.9%
Currency exposure weightings (y)
Euro	18.8%
Japanese Yen	13.7%
British Pound Sterling	10.6%
Canadian Dollar	8.7%
Hong Kong Dollar	8.4%
Swiss Franc	6.6%
Australian Dollar	5.4%
South Korean Won	4.9%
United States Dollar	4.3%
Other Currencies	18.6%

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States (included in Other Countries) includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2022.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2021 through February 28, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/21	Ending Account Value 2/28/22	Expenses Paid During Period (p) 9/01/21-2/28/22
A	Actual	0.89%	$1,000.00	$953.62	$4.31
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
B	Actual	1.64%	$1,000.00	$949.13	$7.93
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
C	Actual	1.64%	$1,000.00	$949.35	$7.93
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
I	Actual	0.64%	$1,000.00	$954.23	$3.10
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R1	Actual	1.64%	$1,000.00	$949.36	$7.93
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
R2	Actual	1.14%	$1,000.00	$951.92	$5.52
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71
R3	Actual	0.89%	$1,000.00	$952.77	$4.31
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
R4	Actual	0.64%	$1,000.00	$953.71	$3.10
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R6	Actual	0.55%	$1,000.00	$953.89	$2.66
	Hypothetical (h)	0.55%	$1,000.00	$1,022.07	$2.76
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.1%
Alcoholic Beverages – 1.1%
Ambev S.A.	383,000	$ 1,130,035
Jiangsu Yanghe Brewery JSC Ltd., “A”	33,600	881,300
Kirin Holdings Co. Ltd.	175,800	2,921,145
		$4,932,480
Apparel Manufacturers – 4.1%
Burberry Group PLC	34,446	$ 896,461
Compagnie Financiere Richemont S.A.	41,473	5,657,259
Gildan Activewear, Inc.	49,895	1,958,797
LVMH Moet Hennessy Louis Vuitton SE	12,579	9,307,361
		$17,819,878
Automotive – 3.6%
Bridgestone Corp.	93,700	$ 3,869,362
BYD Co. Ltd.	52,500	1,611,163
Compagnie Generale des Etablissements Michelin SCA	15,092	2,098,316
Hero MotoCorp Ltd.	23,277	787,172
Kia Corp.	21,502	1,321,740
Magna International, Inc.	10,409	773,076
Mahindra & Mahindra Ltd.	152,480	1,600,435
Maruti Suzuki India Ltd.	8,030	886,063
Toyota Motor Corp.	143,200	2,604,877
		$15,552,204
Brokerage & Asset Managers – 0.2%
Pinnacle Investment Management Group Ltd.	140,501	$ 1,070,075
Business Services – 3.3%
Eurofins Scientific SE	41,233	$ 4,185,889
Experian PLC	50,242	1,976,832
Sumitomo Corp.	82,300	1,344,806
Tata Consultancy Services Ltd.	119,482	5,636,059
Thomson Reuters Corp.	13,098	1,324,371
		$14,467,957
Computer Software – 1.8%
Dassault Systemes SE	70,356	$ 3,430,780
Kingsoft Corp.	200,000	739,998
Naver Corp.	3,184	851,580
NetEase.com, Inc., ADR	31,030	2,958,400
		$7,980,758

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 6.2%
Constellation Software, Inc.	3,333	$ 5,617,216
Fujitsu Ltd.	34,300	5,020,930
Hitachi Ltd.	81,200	4,004,792
Hon Hai Precision Industry Co. Ltd.	420,000	1,546,961
Lenovo Group Ltd.	1,558,000	1,743,413
NICE Systems Ltd., ADR (a)	2,906	657,483
Samsung Electronics Co. Ltd.	136,925	8,261,237
		$26,852,032
Construction – 1.4%
Anhui Conch Cement Co. Ltd.	285,000	$ 1,525,652
Ashtead Group PLC	42,510	2,780,645
Techtronic Industries Co. Ltd.	114,500	1,907,339
		$6,213,636
Consumer Products – 0.6%
AmorePacific Corp.	11,922	$ 1,827,850
Kao Corp.	15,200	716,187
		$2,544,037
Consumer Services – 0.9%
Carsales.com Ltd.	94,182	$ 1,430,726
Persol Holdings Co. Ltd.	103,200	2,304,665
		$3,735,391
Containers – 0.2%
Viscofan S.A.	12,567	$ 779,218
Electrical Equipment – 2.0%
Legrand S.A.	24,383	$ 2,318,930
Schneider Electric SE	39,873	6,249,227
		$8,568,157
Electronics – 4.8%
ASML Holding N.V.	7,744	$ 5,200,223
NXP Semiconductors N.V.	18,729	3,560,757
Silicon Motion Technology Corp., ADR	11,944	866,418
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	103,959	11,124,653
		$20,752,051
Energy - Independent – 1.7%
Aker BP ASA	45,468	$ 1,410,592
Canadian Natural Resources Ltd.	21,578	1,205,474
China Shenhua Energy Co. Ltd.	878,000	2,409,573

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Tourmaline Oil Corp.	56,722	$ 2,237,554
		$7,263,193
Energy - Integrated – 2.7%
Cenovus Energy, Inc.	85,255	$ 1,340,538
China Petroleum & Chemical Corp.	6,328,000	3,135,907
Eni S.p.A.	116,623	1,808,721
LUKOIL PJSC, ADR	35,153	845,430
PetroChina Co. Ltd.	2,418,000	1,288,283
Suncor Energy, Inc.	104,635	3,199,726
		$11,618,605
Food & Beverages – 2.6%
Gruma S.A.B. de C.V.	104,303	$ 1,414,591
Inghams Group Ltd.	569,680	1,408,985
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	250,000	1,571,351
JBS S.A.	215,380	1,500,473
Nestle S.A.	41,562	5,428,303
		$11,323,703
Food & Drug Stores – 1.4%
Loblaw Cos. Ltd.	38,781	$ 3,025,071
Seven & I Holdings Co. Ltd.	28,300	1,380,001
Sugi Holdings Co. Ltd. (l)	15,900	906,723
Tesco PLC	223,941	870,458
		$6,182,253
Furniture & Appliances – 0.8%
Howden Joinery Group PLC	309,170	$ 3,538,661
Gaming & Lodging – 1.0%
Aristocrat Leisure Ltd.	43,048	$ 1,188,770
Tabcorp Holdings Ltd.	882,801	3,199,479
		$4,388,249
General Merchandise – 1.4%
B&M European Value Retail S.A.	347,866	$ 2,825,174
Bim Birlesik Magazalar A.S.	242,427	1,280,426
Walmart de Mexico S.A.B. de C.V.	553,822	2,106,476
		$6,212,076
Insurance – 5.1%
China Pacific Insurance Co. Ltd.	1,338,800	$ 3,726,218
Fairfax Financial Holdings Ltd.	10,440	5,061,032
iA Financial Corp., Inc.	26,376	1,567,161

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Manulife Financial Corp.	278,655	$ 5,645,649
PICC Property & Casualty Co. Ltd.	2,104,000	2,217,811
Samsung Fire & Marine Insurance Co. Ltd.	20,301	3,244,307
St. James’s Place PLC	41,754	786,143
		$22,248,321
Internet – 1.2%
Tencent Holdings Ltd.	99,400	$ 5,402,297
Leisure & Toys – 2.3%
DeNA Co. Ltd.	140,800	$ 2,167,582
GungHo Online Entertainment, Inc.	147,500	3,242,139
Nintendo Co. Ltd.	3,700	1,870,563
Sankyo Co. Ltd.	41,600	1,162,198
SEGA SAMMY Holdings, Inc.	92,500	1,693,524
		$10,136,006
Machinery & Tools – 2.9%
Aalberts Industries N.V.	41,071	$ 2,289,188
Epiroc AB	221,439	4,185,813
GEA Group AG	120,314	5,270,622
Toromont Industries Ltd.	9,860	835,786
		$12,581,409
Major Banks – 9.9%
ABSA Group Ltd.	135,901	$ 1,561,210
Bank of China Ltd.	2,757,000	1,072,515
Bank of Ireland Group PLC (a)	220,942	1,463,596
Barclays PLC	1,136,273	2,787,659
BNP Paribas	95,234	5,607,075
China Construction Bank Corp.	5,372,000	4,028,347
DBS Group Holdings Ltd.	264,500	6,638,579
Erste Group Bank AG	101,590	3,643,909
Industrial & Commercial Bank of China, “H”	1,510,000	902,375
National Australia Bank Ltd.	195,395	4,126,756
NatWest Group PLC	1,083,077	3,337,422
UBS Group AG	412,731	7,598,913
		$42,768,356
Medical & Health Technology & Services – 0.8%
Sonic Healthcare Ltd.	135,369	$ 3,480,644
Medical Equipment – 0.2%
Olympus Corp.	40,400	$ 820,170

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 5.2%
ArcelorMittal S.A.	119,773	$ 3,720,655
Glencore PLC	1,112,882	6,600,997
POSCO	7,826	1,881,272
Rio Tinto PLC	79,652	6,187,868
Tata Steel Ltd.	55,107	892,822
Vale S.A.	171,500	3,072,000
		$22,355,614
Natural Gas - Pipeline – 0.4%
Pembina Pipeline Corp.	48,266	$ 1,641,234
Network & Telecom – 0.5%
LM Ericsson Telephone Co., “B”	237,739	$ 2,206,179
Other Banks & Diversified Financials – 4.1%
AEON Financial Service Co. Ltd. (l)	151,500	$ 1,571,153
Chailease Holding Co.	313,000	2,811,084
Hana Financial Group, Inc.	53,374	2,161,861
KB Financial Group, Inc.	36,979	1,855,793
KBC Group N.V.	14,379	1,040,221
Macquarie Group Ltd.	37,743	4,985,556
Sberbank of Russia PJSC, ADR	178,806	188,730
Tisco Financial Group PCL	1,062,800	3,179,455
		$17,793,853
Pharmaceuticals – 6.2%
Bayer AG	84,002	$ 4,851,584
Novo Nordisk A.S., “B”	82,379	8,471,388
Roche Holding AG	26,391	10,067,486
Santen Pharmaceutical Co. Ltd.	298,800	3,434,839
		$26,825,297
Precious Metals & Minerals – 0.3%
Impala Platinum Holdings Ltd.	59,795	$ 1,142,993
Printing & Publishing – 0.7%
Transcontinental, Inc., “A”	176,125	$ 2,841,622
Railroad & Shipping – 0.9%
A.P. Moeller-Maersk A/S	530	$ 1,679,572
Sankyu, Inc.	58,700	2,040,173
		$3,719,745

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.7%
Ascendas India Trust, REIT	1,095,200	$ 961,339
Goodman Group, REIT	144,690	2,349,817
LEG Immobilien SE	31,392	4,058,361
		$7,369,517
Restaurants – 1.0%
Greggs PLC	70,588	$ 2,438,366
Yum China Holdings, Inc.	33,360	1,735,387
		$4,173,753
Specialty Chemicals – 1.4%
Linde PLC	11,871	$ 3,468,679
Nitto Denko Corp.	36,800	2,684,972
		$6,153,651
Specialty Stores – 1.5%
JD.com, Inc., “A” (a)	4,695	$ 169,025
JD.com, Inc., ADR (a)	23,721	1,699,135
NEXT PLC	9,232	849,841
ZOZO, Inc.	124,700	3,569,991
		$6,287,992
Telecommunications - Wireless – 1.4%
KDDI Corp.	84,600	$ 2,767,610
Vodafone Group PLC	1,837,586	3,240,157
		$6,007,767
Telephone Services – 1.2%
Hellenic Telecommunications Organization S.A.	128,164	$ 2,557,929
PT Telekom Indonesia	9,334,600	2,814,263
		$5,372,192
Tobacco – 2.3%
British American Tobacco PLC	123,193	$ 5,390,067
Imperial Tobacco Group PLC	65,186	1,433,257
Japan Tobacco, Inc.	179,000	3,307,558
		$10,130,882
Trucking – 0.9%
Yamato Holdings Co. Ltd.	204,300	$ 3,994,837
Utilities - Electric Power – 3.2%
E.ON SE	413,114	$ 5,613,106
Energisa S.A., IEU	302,200	2,586,330
Iberdrola S.A.	219,725	2,508,012

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Transmissora Alianca de Energia Eletrica S.A., IEU	383,924	$ 2,938,471
		$13,645,919
Total Common Stocks (Identified Cost, $370,734,586)		$ 420,894,864
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 0.06% (v) (Identified Cost, $5,810,705)	5,810,705	$ 5,810,705

Other Assets, Less Liabilities – 1.6%		6,923,780
Net Assets – 100.0%		$ 433,629,349

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,810,705 and $420,894,864, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
PCL	Public Company Limited
REIT	Real Estate Investment Trust
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 2/28/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $314,979 of securities on loan (identified cost, $370,734,586)	$420,894,864
Investments in affiliated issuers, at value (identified cost, $5,810,705)	5,810,705
Foreign currency, at value (identified cost, $14,732)	14,680
Receivables for
Fund shares sold	5,241,871
Interest and dividends	2,205,547
Other assets	1,366
Total assets	$434,169,033
Liabilities
Payables for
Investments purchased	$170,627
Fund shares reacquired	131,075
Payable to affiliates
Investment adviser	1,151
Administrative services fee	749
Shareholder servicing costs	52,150
Distribution and service fees	580
Payable for independent Trustees' compensation	1,555
Deferred country tax expense payable	17,084
Accrued expenses and other liabilities	164,713
Total liabilities	$539,684
Net assets	$433,629,349
Net assets consist of
Paid-in capital	$382,776,277
Total distributable earnings (loss)	50,853,072
Net assets	$433,629,349
Shares of beneficial interest outstanding	35,385,474

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$15,789,488	1,271,996	$12.41
Class B	186,893	15,393	12.14
Class C	362,007	29,867	12.12
Class I	137,967,621	11,272,370	12.24
Class R1	195,010	16,149	12.08
Class R2	1,098,293	90,183	12.18
Class R3	417,524	34,002	12.28
Class R4	77,363	6,315	12.25
Class R6	277,535,150	22,649,199	12.25

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.17 [100 / 94.25 x $12.41]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 2/28/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$5,491,116
Other	17,235
Income on securities loaned	5,586
Dividends from affiliated issuers	919
Foreign taxes withheld	(506,000)
Total investment income	$5,008,856
Expenses
Management fee	$1,086,794
Distribution and service fees	33,025
Shareholder servicing costs	72,322
Administrative services fee	34,097
Independent Trustees' compensation	3,830
Custodian fee	65,457
Shareholder communications	4,428
Audit and tax fees	48,615
Legal fees	1,072
Miscellaneous	83,710
Total expenses	$1,433,350
Reduction of expenses by investment adviser	(142,008)
Net expenses	$1,291,342
Net investment income (loss)	$3,717,514
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $265,961 country tax)	$10,130,276
Foreign currency	(33,262)
Net realized gain (loss)	$10,097,014
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $340,010 decrease in deferred country tax)	$(34,086,211)
Translation of assets and liabilities in foreign currencies	(9,095)
Net unrealized gain (loss)	$(34,095,306)
Net realized and unrealized gain (loss)	$(23,998,292)
Change in net assets from operations	$(20,280,778)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21
Change in net assets
From operations
Net investment income (loss)	$3,717,514	$10,820,182
Net realized gain (loss)	10,097,014	39,518,086
Net unrealized gain (loss)	(34,095,306)	51,115,517
Change in net assets from operations	$(20,280,778)	$101,453,785
Total distributions to shareholders	$(29,920,932)	$(8,950,028)
Change in net assets from fund share transactions	$56,001,523	$(11,853,510)
Total change in net assets	$5,799,813	$80,650,247
Net assets
At beginning of period	427,829,536	347,179,289
At end of period	$433,629,349	$427,829,536
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$13.71	$10.79	$10.37	$11.71	$11.85	$9.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.31	$0.25	$0.30	$0.30	$0.25
Net realized and unrealized gain (loss)	(0.71)	2.87	0.47	(1.01)	(0.12)	1.82
Total from investment operations	$(0.62)	$3.18	$0.72	$(0.71)	$0.18	$2.07
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.26)	$(0.30)	$(0.26)	$(0.18)	$(0.04)
From net realized gain	(0.57)	—	—	(0.37)	(0.14)	—
Total distributions declared to shareholders	$(0.68)	$(0.26)	$(0.30)	$(0.63)	$(0.32)	$(0.04)
Net asset value, end of period (x)	$12.41	$13.71	$10.79	$10.37	$11.71	$11.85
Total return (%) (r)(s)(t)(x)	(4.64)(n)	29.82	6.85	(5.67)	1.47	21.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.96(a)	0.98	0.99	1.00	0.99	0.98
Expenses after expense reductions	0.89(a)	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	1.34(a)(l)	2.45	2.39	2.80	2.49	2.34
Portfolio turnover	26(n)	68	72	58	69	63
Net assets at end of period (000 omitted)	$15,789	$110,106	$93,455	$84,917	$88,168	$535
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$13.61	$10.72	$10.32	$11.64	$11.75	$9.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.22	$0.17	$0.24	$0.20	$0.16
Net realized and unrealized gain (loss)	(0.71)	2.85	0.47	(1.02)	(0.11)	1.81
Total from investment operations	$(0.67)	$3.07	$0.64	$(0.78)	$0.09	$1.97
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.18)	$(0.24)	$(0.17)	$(0.06)	$—
From net realized gain	(0.57)	—	—	(0.37)	(0.14)	—
Total distributions declared to shareholders	$(0.80)	$(0.18)	$(0.24)	$(0.54)	$(0.20)	$—
Net asset value, end of period (x)	$12.14	$13.61	$10.72	$10.32	$11.64	$11.75
Total return (%) (r)(s)(t)(x)	(5.09)(n)	28.84	6.06	(6.41)	0.73	20.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.71(a)	1.72	1.74	1.75	1.74	1.73
Expenses after expense reductions	1.64(a)	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.68(a)(l)	1.75	1.61	2.28	1.63	1.51
Portfolio turnover	26(n)	68	72	58	69	63
Net assets at end of period (000 omitted)	$187	$210	$148	$152	$97	$109
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$13.59	$10.70	$10.28	$11.59	$11.75	$9.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.23	$0.17	$0.22	$0.21	$0.16
Net realized and unrealized gain (loss)	(0.70)	2.83	0.47	(1.00)	(0.11)	1.81
Total from investment operations	$(0.66)	$3.06	$0.64	$(0.78)	$0.10	$1.97
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.17)	$(0.22)	$(0.16)	$(0.12)	$—
From net realized gain	(0.57)	—	—	(0.37)	(0.14)	—
Total distributions declared to shareholders	$(0.81)	$(0.17)	$(0.22)	$(0.53)	$(0.26)	$—
Net asset value, end of period (x)	$12.12	$13.59	$10.70	$10.28	$11.59	$11.75
Total return (%) (r)(s)(t)(x)	(5.06)(n)	28.78	6.08	(6.42)	0.74	20.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.71(a)	1.72	1.74	1.75	1.75	1.73
Expenses after expense reductions	1.64(a)	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.68(a)(l)	1.82	1.64	2.04	1.73	1.54
Portfolio turnover	26(n)	68	72	58	69	63
Net assets at end of period (000 omitted)	$362	$382	$220	$240	$284	$133
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$13.78	$10.84	$10.42	$11.77	$11.88	$9.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.38	$0.31	$0.31	$0.31	$0.29
Net realized and unrealized gain (loss)	(0.72)	2.84	0.44	(1.00)	(0.10)	1.80
Total from investment operations	$(0.61)	$3.22	$0.75	$(0.69)	$0.21	$2.09
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.28)	$(0.33)	$(0.29)	$(0.18)	$(0.05)
From net realized gain	(0.57)	—	—	(0.37)	(0.14)	—
Total distributions declared to shareholders	$(0.93)	$(0.28)	$(0.33)	$(0.66)	$(0.32)	$(0.05)
Net asset value, end of period (x)	$12.24	$13.78	$10.84	$10.42	$11.77	$11.88
Total return (%) (r)(s)(t)(x)	(4.58)(n)	30.14	7.09	(5.45)	1.74	21.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71(a)	0.72	0.75	0.75	0.74	0.73
Expenses after expense reductions	0.64(a)	0.64	0.64	0.64	0.64	0.64
Net investment income (loss)	1.65(a)(l)	2.91	3.06	2.89	2.50	2.70
Portfolio turnover	26(n)	68	72	58	69	63
Net assets at end of period (000 omitted)	$137,968	$22,325	$5,183	$1,652	$1,760	$1,259
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$13.51	$10.65	$10.24	$11.63	$11.75	$9.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.22	$0.17	$0.22	$0.19	$0.15
Net realized and unrealized gain (loss)	(0.70)	2.82	0.47	(1.01)	(0.10)	1.82
Total from investment operations	$(0.66)	$3.04	$0.64	$(0.79)	$0.09	$1.97
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.18)	$(0.23)	$(0.23)	$(0.07)	$—
From net realized gain	(0.57)	—	—	(0.37)	(0.14)	—
Total distributions declared to shareholders	$(0.77)	$(0.18)	$(0.23)	$(0.60)	$(0.21)	$—
Net asset value, end of period (x)	$12.08	$13.51	$10.65	$10.24	$11.63	$11.75
Total return (%) (r)(s)(t)(x)	(5.06)(n)	28.83	6.13	(6.44)	0.72	20.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.71(a)	1.72	1.74	1.75	1.73	1.72
Expenses after expense reductions	1.64(a)	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.67(a)(l)	1.74	1.63	2.09	1.54	1.41
Portfolio turnover	26(n)	68	72	58	69	63
Net assets at end of period (000 omitted)	$195	$233	$166	$146	$60	$59
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$13.72	$10.80	$10.38	$11.73	$11.84	$9.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.29	$0.22	$0.27	$0.29	$0.20
Net realized and unrealized gain (loss)	(0.70)	2.86	0.47	(1.01)	(0.13)	1.83
Total from investment operations	$(0.63)	$3.15	$0.69	$(0.74)	$0.16	$2.03
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.23)	$(0.27)	$(0.24)	$(0.13)	$(0.00)(w)
From net realized gain	(0.57)	—	—	(0.37)	(0.14)	—
Total distributions declared to shareholders	$(0.91)	$(0.23)	$(0.27)	$(0.61)	$(0.27)	$(0.00)(w)
Net asset value, end of period (x)	$12.18	$13.72	$10.80	$10.38	$11.73	$11.84
Total return (%) (r)(s)(t)(x)	(4.81)(n)	29.50	6.56	(5.95)	1.27	20.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.21(a)	1.22	1.24	1.25	1.25	1.22
Expenses after expense reductions	1.14(a)	1.14	1.14	1.14	1.14	1.14
Net investment income (loss)	1.01(a)(l)	2.30	2.12	2.54	2.34	1.90
Portfolio turnover	26(n)	68	72	58	69	63
Net assets at end of period (000 omitted)	$1,098	$404	$156	$164	$167	$60
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$13.82	$10.88	$10.45	$11.80	$11.91	$9.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.29	$0.25	$0.30	$0.28	$0.23
Net realized and unrealized gain (loss)	(0.72)	2.91	0.49	(1.02)	(0.09)	1.84
Total from investment operations	$(0.63)	$3.20	$0.74	$(0.72)	$0.19	$2.07
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.26)	$(0.31)	$(0.26)	$(0.16)	$—
From net realized gain	(0.57)	—	—	(0.37)	(0.14)	—
Total distributions declared to shareholders	$(0.91)	$(0.26)	$(0.31)	$(0.63)	$(0.30)	$—
Net asset value, end of period (x)	$12.28	$13.82	$10.88	$10.45	$11.80	$11.91
Total return (%) (r)(s)(t)(x)	(4.72)(n)	29.75	6.92	(5.72)	1.50	21.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.96(a)	0.96	0.99	1.00	0.98	0.97
Expenses after expense reductions	0.89(a)	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	1.43(a)(l)	2.22	2.37	2.79	2.29	2.15
Portfolio turnover	26(n)	68	72	58	69	63
Net assets at end of period (000 omitted)	$418	$395	$64	$58	$61	$60
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$13.79	$10.85	$10.42	$11.77	$11.88	$9.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.35	$0.27	$0.33	$0.31	$0.25
Net realized and unrealized gain (loss)	(0.72)	2.87	0.49	(1.02)	(0.10)	1.84
Total from investment operations	$(0.61)	$3.22	$0.76	$(0.69)	$0.21	$2.09
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.28)	$(0.33)	$(0.29)	$(0.18)	$(0.05)
From net realized gain	(0.57)	—	—	(0.37)	(0.14)	—
Total distributions declared to shareholders	$(0.93)	$(0.28)	$(0.33)	$(0.66)	$(0.32)	$(0.05)
Net asset value, end of period (x)	$12.25	$13.79	$10.85	$10.42	$11.77	$11.88
Total return (%) (r)(s)(t)(x)	(4.63)(n)	30.12	7.18	(5.45)	1.74	21.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70(a)	0.72	0.74	0.75	0.73	0.72
Expenses after expense reductions	0.64(a)	0.64	0.64	0.64	0.64	0.64
Net investment income (loss)	1.67(a)(l)	2.73	2.62	3.04	2.54	2.41
Portfolio turnover	26(n)	68	72	58	69	63
Net assets at end of period (000 omitted)	$77	$81	$62	$58	$62	$60
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$13.80	$10.85	$10.43	$11.78	$11.88	$9.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.36	$0.29	$0.34	$0.32	$0.26
Net realized and unrealized gain (loss)	(0.73)	2.88	0.47	(1.02)	(0.09)	1.84
Total from investment operations	$(0.61)	$3.24	$0.76	$(0.68)	$0.23	$2.10
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.29)	$(0.34)	$(0.30)	$(0.19)	$(0.06)
From net realized gain	(0.57)	—	—	(0.37)	(0.14)	—
Total distributions declared to shareholders	$(0.94)	$(0.29)	$(0.34)	$(0.67)	$(0.33)	$(0.06)
Net asset value, end of period (x)	$12.25	$13.80	$10.85	$10.43	$11.78	$11.88
Total return (%) (r)(s)(t)(x)	(4.61)(n)	30.32	7.18	(5.33)	1.86	21.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.61(a)	0.63	0.65	0.65	0.65	0.68
Expenses after expense reductions	0.55(a)	0.55	0.55	0.54	0.54	0.60
Net investment income (loss)	1.77(a)(l)	2.82	2.76	3.13	2.60	2.43
Portfolio turnover	26(n)	68	72	58	69	63
Net assets at end of period (000 omitted)	$277,535	$293,695	$247,726	$206,790	$207,449	$196,685

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research International Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing

Notes to Financial Statements (unaudited) - continued
service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Notes to Financial Statements (unaudited) - continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$7,236,976	$52,163,821	$—	$59,400,797
United Kingdom	45,940,008	—	—	45,940,008
China	16,122,377	22,695,773	—	38,818,150
Canada	38,274,307	—	—	38,274,307
France	36,918,233	—	—	36,918,233
Switzerland	28,751,961	—	—	28,751,961
Australia	3,199,479	20,041,329	—	23,240,808
South Korea	2,161,861	19,243,779	—	21,405,640
Germany	19,793,673	—	—	19,793,673
Other Countries	88,666,434	19,684,853	—	108,351,287
Mutual Funds	5,810,705	—	—	5,810,705
Total	$292,876,014	$133,829,555	$—	$426,705,569
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes

Notes to Financial Statements (unaudited) - continued
the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $314,979. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $329,092 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the

Notes to Financial Statements (unaudited) - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/21
Ordinary income (including any short-term capital gains)	$8,950,028
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/22
Cost of investments	$385,236,622
Gross appreciation	61,088,949
Gross depreciation	(19,620,002)
Net unrealized appreciation (depreciation)	$ 41,468,947
As of 8/31/21
Undistributed ordinary income	19,435,058
Undistributed long-term capital gain	5,733,288
Other temporary differences	(8,733)
Net unrealized appreciation (depreciation)	75,895,169
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/22	Year ended 8/31/21
Class A	$721,057	$2,240,922
Class B	12,333	2,386
Class C	21,621	3,123
Class I	8,920,924	110,356
Class R1	10,834	2,896
Class R2	69,003	3,338
Class R3	29,347	1,512
Class R4	5,437	1,633
Class R6	20,130,376	6,583,862
Total	$29,920,932	$8,950,028
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended February 28, 2022, this management fee reduction amounted to $29,881, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.60%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2022. For the six months ended February 28, 2022, this reduction amounted to $112,127, which is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,868 for the six months ended February 28, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 26,381
Class B	0.75%	0.25%	1.00%	1.00%	1,021
Class C	0.75%	0.25%	1.00%	1.00%	1,820
Class R1	0.75%	0.25%	1.00%	1.00%	1,083
Class R2	0.25%	0.25%	0.50%	0.50%	2,179
Class R3	—	0.25%	0.25%	0.25%	541
Total Distribution and Service Fees					$33,025
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended February 28, 2022.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2022, were as follows:
Amount
Class A	$—
Class B	—
Class C	199
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the

Notes to Financial Statements (unaudited) - continued
six months ended February 28, 2022, the fee was $1,527, which equated to 0.0007% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $70,795.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.0157% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At February 28, 2022, MFS held 100% of the outstanding shares of Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2022, this reimbursement amounted to $17,235, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2022, purchases and sales of investments, other than short-term obligations, aggregated $134,382,114 and $112,533,197, respectively.

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/22		Year ended 8/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	574,526	$7,637,365	2,252,730	$28,171,047
Class B	247	3,309	2,448	32,261
Class C	2,810	36,611	12,655	164,758
Class I	9,851,377	135,181,156	1,319,451	17,532,133
Class R1	9,549	123,257	1,445	18,227
Class R2	57,885	767,896	16,531	221,789
Class R3	4,492	62,325	22,726	311,705
Class R6	1,312,802	17,142,084	3,209,197	39,055,547
	11,813,688	$160,954,003	6,837,183	$85,507,467
Shares issued to shareholders in reinvestment of distributions
Class A	56,642	$721,057	21,163	$251,840
Class B	989	12,333	201	2,386
Class C	1,737	21,621	263	3,123
Class I	710,831	8,920,924	9,235	110,356
Class R1	873	10,834	246	2,896
Class R2	5,520	69,003	280	3,338
Class R3	2,329	29,347	126	1,512
Class R4	433	5,437	137	1,633
Class R6	1,602,737	20,130,376	550,951	6,583,862
	2,382,091	$29,920,932	582,602	$6,960,946
Shares reacquired
Class A	(7,390,602)	$(102,365,080)	(2,904,637)	$(36,376,292)
Class B	(1,276)	(16,271)	(1,068)	(13,340)
Class C	(2,787)	(37,854)	(5,381)	(63,879)
Class I	(909,494)	(11,999,174)	(187,071)	(2,206,792)
Class R1	(11,513)	(153,771)	—	—
Class R2	(2,625)	(33,378)	(1,844)	(23,962)
Class R3	(1,365)	(17,510)	(148)	(1,983)
Class R6	(1,551,336)	(20,250,374)	(5,303,230)	(65,635,675)
	(9,870,998)	$(134,873,412)	(8,403,379)	$(104,321,923)

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/22		Year ended 8/31/21
	Shares	Amount	Shares	Amount
Net change
Class A	(6,759,434)	$(94,006,658)	(630,744)	$(7,953,405)
Class B	(40)	(629)	1,581	21,307
Class C	1,760	20,378	7,537	104,002
Class I	9,652,714	132,102,906	1,141,615	15,435,697
Class R1	(1,091)	(19,680)	1,691	21,123
Class R2	60,780	803,521	14,967	201,165
Class R3	5,456	74,162	22,704	311,234
Class R4	433	5,437	137	1,633
Class R6	1,364,203	17,022,086	(1,543,082)	(19,996,266)
	4,324,781	$56,001,523	(983,594)	$(11,853,510)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 13%, 9%, 9%, 9%, 9%, 5%, 4%, 4%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2022, the fund’s commitment fee and interest expense were $783 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,933,837	$40,788,268	$41,911,400	$—	$—	$5,810,705

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$919	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(9) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.

Notes to Financial Statements (unaudited) - continued
(10) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
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Kansas City, MO 64105-1407

Semiannual Report
February 28, 2022
MFS®  Global New
Discovery Fund
GND-SEM

MFS® Global New
Discovery Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to a level not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve recently raised rates for the first time since 2018 and indicated that it is likely to tighten policy much more over the coming year. Meanwhile, the unsettled geopolitical backdrop and prospect of tighter financial conditions has led to increased volatility.
There are, however, encouraging signs for the markets. The Omicron wave of the coronavirus is receding outside Asia, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though events in Ukraine could hamper these advances. Additionally, easier Chinese monetary policy and the record pace of corporate stock buybacks are supportive elements, albeit amid an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
NS Solutions Corp.	2.0%
ICON PLC	2.0%
STERIS PLC	1.8%
GFL Environmental, Inc.	1.8%
Cranswick PLC	1.5%
LKQ Corp.	1.5%
PerkinElmer, Inc.	1.5%
Arthur J. Gallagher & Co.	1.5%
Sensata Technologies Holding PLC	1.4%
Burberry Group PLC	1.4%
GICS equity sectors (g)
Industrials	23.9%
Information Technology	17.7%
Consumer Discretionary	14.2%
Health Care	10.8%
Materials	9.4%
Financials	7.5%
Real Estate	6.1%
Communication Services	5.1%
Consumer Staples	3.3%
Issuer country weightings (x)
United States	40.5%
United Kingdom	15.0%
Japan	9.7%
Germany	6.4%
Canada	4.8%
Netherlands	3.4%
France	2.7%
Brazil	2.1%
Ireland	2.0%
Other Countries	13.4%
Currency exposure weightings (y)
United States Dollar	48.1%
Euro	15.3%
British Pound Sterling	13.4%
Japanese Yen	9.7%
Brazilian Real	2.1%
Norwegian Krone	1.9%
Swiss Franc	1.9%
Indian Rupee	1.6%
Canadian Dollar	1.3%
Other Currencies	4.7%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2022.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2021 through February 28, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/21	Ending Account Value 2/28/22	Expenses Paid During Period (p) 9/01/21-2/28/22
A	Actual	1.35%	$1,000.00	$848.31	$6.19
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76
B	Actual	2.10%	$1,000.00	$845.26	$9.61
	Hypothetical (h)	2.10%	$1,000.00	$1,014.38	$10.49
C	Actual	2.10%	$1,000.00	$845.26	$9.61
	Hypothetical (h)	2.10%	$1,000.00	$1,014.38	$10.49
I	Actual	1.10%	$1,000.00	$849.08	$5.04
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
R1	Actual	2.10%	$1,000.00	$845.14	$9.61
	Hypothetical (h)	2.10%	$1,000.00	$1,014.38	$10.49
R2	Actual	1.60%	$1,000.00	$847.26	$7.33
	Hypothetical (h)	1.60%	$1,000.00	$1,016.86	$8.00
R3	Actual	1.35%	$1,000.00	$847.95	$6.19
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76
R4	Actual	1.10%	$1,000.00	$849.28	$5.04
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
R6	Actual	1.01%	$1,000.00	$849.71	$4.63
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace & Defense – 2.9%
CACI International, Inc., “A” (a)	3,924	$ 1,097,896
Howmet Aerospace, Inc.	44,442	1,596,357
Singapore Technologies Engineering Ltd.	265,000	746,699
		$3,440,952
Apparel Manufacturers – 2.6%
Burberry Group PLC	62,939	$ 1,637,994
Skechers USA, Inc., “A” (a)	31,321	1,440,140
		$3,078,134
Automotive – 2.3%
Koito Manufacturing Co. Ltd.	19,000	$ 982,228
LKQ Corp.	37,372	1,754,615
		$2,736,843
Biotechnology – 0.7%
Abcam PLC (a)	45,946	$ 764,294
Brokerage & Asset Managers – 3.8%
B3 Brasil Bolsa Balcao S.A.	489,100	$ 1,384,218
Cboe Global Markets, Inc.	11,785	1,382,263
Euronext N.V.	17,841	1,617,341
		$4,383,822
Business Services – 8.0%
Clarivate PLC (a)	86,260	$ 1,292,175
Electrocomponents PLC	117,594	1,560,960
Gruppo Mutuionline S.p.A.	17,119	715,002
Keywords Studios PLC	37,313	1,208,337
NS Solutions Corp.	74,200	2,380,010
Thoughtworks Holding, Inc. (a)	52,041	1,189,657
WNS (Holdings) Ltd., ADR (a)	11,847	978,918
		$9,325,059
Cable TV – 0.9%
Cable One, Inc.	743	$ 1,064,608
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 2.9%
Element Solutions, Inc.	61,618	$ 1,514,570
IMCD Group N.V.	6,633	1,076,170
UPL Ltd.	94,247	835,712
		$3,426,452
Computer Software – 5.0%
Avalara, Inc. (a)	6,308	$ 655,465
Black Knight, Inc. (a)	15,264	857,684
Everbridge, Inc. (a)	11,527	455,547
OBIC Co. Ltd.	6,100	976,498
Oracle Corp. Japan	9,300	661,732
Paycor HCM, Inc. (a)	44,003	1,235,164
Sabre Corp. (a)	93,854	1,025,824
		$5,867,914
Computer Software - Systems – 6.5%
Amadeus IT Group S.A. (a)	10,434	$ 701,245
Cancom SE	10,638	609,036
Kinaxis, Inc.	5,517	632,485
Nagarro SE	5,176	739,958
Nuvei Corp. (a)	16,000	868,640
Q2 Holdings, Inc. (a)	14,193	923,255
Rapid7, Inc. (a)	9,811	1,015,046
SimCorp A/S	8,751	791,851
TransUnion	13,775	1,250,219
		$7,531,735
Construction – 3.8%
AZEK Co., Inc. (a)	35,556	$ 1,048,547
Marshalls PLC	90,289	773,974
Masco Corp.	28,846	1,616,530
Somfy S.A.	5,376	964,454
		$4,403,505
Consumer Services – 2.2%
Boyd Group Services, Inc.	6,377	$ 832,507
Bright Horizons Family Solutions, Inc. (a)	7,782	1,016,640
On the Beach Group PLC	180,782	691,180
		$2,540,327
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 2.0%
Ardagh Metal Packaging S.A. (a)	99,377	$ 825,823
Mayr-Melnhof Karton AG	4,151	784,716
SIG Combibloc Group AG	32,376	730,058
		$2,340,597
Electrical Equipment – 2.5%
Advanced Drainage Systems, Inc.	5,364	$ 626,086
Halma PLC	18,808	608,318
Sensata Technologies Holding PLC (a)	29,113	1,685,934
		$2,920,338
Electronics – 1.9%
ASM International N.V.	4,202	$ 1,357,852
Kardex AG	3,375	883,219
		$2,241,071
Entertainment – 1.5%
CTS Eventim AG	12,724	$ 893,671
Vivid Seats, Inc., “A”	76,195	889,958
		$1,783,629
Food & Beverages – 3.3%
Bakkafrost P/f	16,828	$ 1,143,399
Cranswick PLC	37,709	1,778,626
S Foods, Inc.	31,900	917,057
		$3,839,082
Furniture & Appliances – 0.5%
SEB S.A.	4,134	$ 605,827
Gaming & Lodging – 1.0%
Penn National Gaming, Inc. (a)	21,850	$ 1,121,997
Insurance – 2.7%
Arthur J. Gallagher & Co.	10,724	$ 1,696,429
AUB Group Ltd.	88,547	1,408,060
		$3,104,489
Internet – 1.9%
Allegro.eu S.A. (a)	78,370	$ 585,535
Auto Trader Group PLC	110,818	985,632
Cian PLC, ADR (u)	63,311	111,060
Scout24 AG	9,594	561,529
		$2,243,756
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.4%
Thule Group AB	11,082	$ 439,201
Machinery & Tools – 6.3%
Azbil Corp.	19,000	$ 725,806
Fujitec Co. Ltd.	43,100	1,033,460
IDEX Corp.	4,446	853,187
Ingersoll Rand, Inc.	24,938	1,259,868
Regal Rexnord Corp.	5,477	878,237
Ritchie Bros. Auctioneers, Inc.	21,973	1,150,946
VAT Group AG	1,465	556,543
Zurn Water Solutions Corp.	26,268	854,235
		$7,312,282
Medical & Health Technology & Services – 3.8%
AS ONE Corp.	11,800	$ 710,906
Charles River Laboratories International, Inc. (a)	2,720	791,955
ICON PLC (a)	9,748	2,320,122
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	797,983	602,512
		$4,425,495
Medical Equipment – 6.4%
Envista Holdings Corp. (a)	25,725	$ 1,234,800
Gerresheimer AG	17,964	1,299,167
Maravai Lifesciences Holdings, Inc., “A” (a)	26,779	1,046,256
PerkinElmer, Inc.	9,507	1,707,552
STERIS PLC	8,852	2,124,480
		$7,412,255
Network & Telecom – 1.3%
Vantage Towers AG	46,026	$ 1,505,366
Other Banks & Diversified Financials – 0.4%
Allfunds Group PLC	43,029	$ 492,787
Pollution Control – 2.9%
Daiseki Co. Ltd.	30,200	$ 1,231,991
GFL Environmental, Inc.	71,986	2,105,590
		$3,337,581
Printing & Publishing – 0.8%
Wolters Kluwer N.V.	9,088	$ 925,448
Real Estate – 5.2%
Big Yellow Group PLC, REIT	49,527	$ 940,133
Catena AB	14,909	774,399
LEG Immobilien SE	7,082	915,562
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Sun Communities, Inc., REIT	4,664	$ 844,184
Tritax Big Box PLC, REIT	414,236	1,308,113
Unite Group PLC, REIT	89,480	1,282,000
		$6,064,391
Restaurants – 1.0%
Yum China Holdings, Inc.	22,005	$ 1,144,700
Specialty Chemicals – 4.7%
Axalta Coating Systems Ltd. (a)	52,014	$ 1,406,459
Borregaard ASA	50,869	1,122,882
Croda International PLC	7,209	723,768
Essentra PLC	341,035	1,397,658
Symrise AG	7,315	873,507
		$5,524,274
Specialty Stores – 5.2%
Burlington Stores, Inc. (a)	5,446	$ 1,230,197
Just Eat Takeaway (a)	14,754	599,184
Leslie's, Inc. (a)	76,282	1,625,569
Multiplan Empreendimentos Imobiliarios S.A.	256,506	1,099,873
Musti Group OY	23,078	608,091
NISHIMATSUYA CHAIN Co., Ltd. (l)	76,000	945,340
		$6,108,254
Trucking – 0.7%
SG Holdings Co. Ltd.	36,500	$ 774,600
Total Common Stocks (Identified Cost, $105,050,650)		$ 114,231,065
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 0.06% (v) (Identified Cost, $1,308,689)	1,308,689	$ 1,308,689

Other Assets, Less Liabilities – 0.9%		1,029,052
Net Assets – 100.0%		$ 116,568,806

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,308,689 and $114,231,065, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
10

Portfolio of Investments (unaudited) – continued
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
11

Financial Statements
Statement of Assets and Liabilities
At 2/28/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $310,333 of securities on loan (identified cost, $105,050,650)	$114,231,065
Investments in affiliated issuers, at value (identified cost, $1,308,689)	1,308,689
Receivables for
Investments sold	633,682
Fund shares sold	453,557
Interest and dividends	109,492
Receivable from investment adviser	11,282
Other assets	32,803
Total assets	$116,780,570
Liabilities
Payables for
Fund shares reacquired	$118,107
Payable to affiliates
Administrative services fee	287
Shareholder servicing costs	25,718
Distribution and service fees	1,704
Payable for independent Trustees' compensation	746
Deferred country tax expense payable	198
Accrued expenses and other liabilities	65,004
Total liabilities	$211,764
Net assets	$116,568,806
Net assets consist of
Paid-in capital	$105,397,419
Total distributable earnings (loss)	11,171,387
Net assets	$116,568,806
Shares of beneficial interest outstanding	5,251,217
12

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$40,900,326	1,859,737	$21.99
Class B	2,241,050	111,839	20.04
Class C	3,006,872	150,071	20.04
Class I	51,416,874	2,285,832	22.49
Class R1	136,178	6,802	20.02
Class R2	258,316	12,096	21.36
Class R3	215,349	9,795	21.99
Class R4	98,743	4,388	22.50
Class R6	18,295,098	810,657	22.57

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $23.33 [100 / 94.25 x $21.99]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
13

Financial Statements
Statement of Operations
Six months ended 2/28/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$397,926
Income on securities loaned	10,417
Dividends from affiliated issuers	727
Foreign taxes withheld	(12,956)
Total investment income	$396,114
Expenses
Management fee	$623,739
Distribution and service fees	87,436
Shareholder servicing costs	59,180
Administrative services fee	13,850
Independent Trustees' compensation	1,881
Custodian fee	18,741
Shareholder communications	7,003
Audit and tax fees	35,809
Legal fees	285
Registration fees	72,395
Miscellaneous	15,997
Total expenses	$936,316
Reduction of expenses by investment adviser and distributor	(155,086)
Net expenses	$781,230
Net investment income (loss)	$(385,116)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $12,222 country tax)	$4,880,569
Foreign currency	(1,089)
Net realized gain (loss)	$4,879,480
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $28,344 decrease in deferred country tax)	$(25,212,520)
Translation of assets and liabilities in foreign currencies	1,071
Net unrealized gain (loss)	$(25,211,449)
Net realized and unrealized gain (loss)	$(20,331,969)
Change in net assets from operations	$(20,717,085)
See Notes to Financial Statements
14

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21
Change in net assets
From operations
Net investment income (loss)	$(385,116)	$(162,630)
Net realized gain (loss)	4,879,480	7,419,057
Net unrealized gain (loss)	(25,211,449)	19,550,817
Change in net assets from operations	$(20,717,085)	$26,807,244
Total distributions to shareholders	$(7,820,101)	$(2,554,040)
Change in net assets from fund share transactions	$10,390,610	$54,622,943
Total change in net assets	$(18,146,576)	$78,876,147
Net assets
At beginning of period	134,715,382	55,839,235
At end of period	$116,568,806	$134,715,382
See Notes to Financial Statements
15

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$27.56	$21.57	$18.72	$21.27	$18.31	$15.69
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.06)	$(0.06)	$(0.03)	$(0.03)	$(0.02)
Net realized and unrealized gain (loss)	(3.90)	6.96	3.49	(0.62)	3.57	2.66
Total from investment operations	$(3.99)	$6.90	$3.43	$(0.65)	$3.54	$2.64
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.02)	$—	$(0.02)
From net realized gain	(1.58)	(0.91)	(0.58)	(1.88)	(0.58)	—
Total distributions declared to shareholders	$(1.58)	$(0.91)	$(0.58)	$(1.90)	$(0.58)	$(0.02)
Net asset value, end of period (x)	$21.99	$27.56	$21.57	$18.72	$21.27	$18.31
Total return (%) (r)(s)(t)(x)	(15.17)(n)	32.82	18.63	(1.65)	19.70	16.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.59(a)	1.68	1.97	2.04	1.94	2.33
Expenses after expense reductions	1.35(a)	1.34	1.49	1.51	1.50	1.50
Net investment income (loss)	(0.73)(a)(l)	(0.26)	(0.32)	(0.16)	(0.17)	(0.15)
Portfolio turnover	19(n)	36	84	55	36	37
Net assets at end of period (000 omitted)	$40,900	$44,743	$17,029	$11,255	$11,581	$7,893
See Notes to Financial Statements
16

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$25.35	$20.05	$17.57	$20.21	$17.55	$15.13
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)	$(0.25)	$(0.19)	$(0.16)	$(0.17)	$(0.13)
Net realized and unrealized gain (loss)	(3.56)	6.46	3.25	(0.60)	3.41	2.55
Total from investment operations	$(3.73)	$6.21	$3.06	$(0.76)	$3.24	$2.42
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(1.58)	(0.91)	(0.58)	(1.88)	(0.58)	—
Total distributions declared to shareholders	$(1.58)	$(0.91)	$(0.58)	$(1.88)	$(0.58)	$—
Net asset value, end of period (x)	$20.04	$25.35	$20.05	$17.57	$20.21	$17.55
Total return (%) (r)(s)(t)(x)	(15.47)(n)	31.84	17.72	(2.35)	18.83	15.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.34(a)	2.46	2.72	2.79	2.69	3.07
Expenses after expense reductions	2.10(a)	2.10	2.24	2.26	2.25	2.25
Net investment income (loss)	(1.48)(a)(l)	(1.12)	(1.08)	(0.91)	(0.90)	(0.83)
Portfolio turnover	19(n)	36	84	55	36	37
Net assets at end of period (000 omitted)	$2,241	$2,979	$2,678	$2,508	$2,488	$1,513
See Notes to Financial Statements
17

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$25.35	$20.05	$17.57	$20.21	$17.55	$15.13
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)	$(0.25)	$(0.19)	$(0.16)	$(0.18)	$(0.13)
Net realized and unrealized gain (loss)	(3.56)	6.46	3.25	(0.60)	3.42	2.55
Total from investment operations	$(3.73)	$6.21	$3.06	$(0.76)	$3.24	$2.42
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(1.58)	(0.91)	(0.58)	(1.88)	(0.58)	—
Total distributions declared to shareholders	$(1.58)	$(0.91)	$(0.58)	$(1.88)	$(0.58)	$—
Net asset value, end of period (x)	$20.04	$25.35	$20.05	$17.57	$20.21	$17.55
Total return (%) (r)(s)(t)(x)	(15.47)(n)	31.84	17.72	(2.35)	18.83	15.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.35(a)	2.46	2.72	2.78	2.69	3.08
Expenses after expense reductions	2.10(a)	2.10	2.24	2.26	2.25	2.25
Net investment income (loss)	(1.48)(a)(l)	(1.13)	(1.08)	(0.91)	(0.93)	(0.84)
Portfolio turnover	19(n)	36	84	55	36	37
Net assets at end of period (000 omitted)	$3,007	$3,896	$3,422	$3,287	$4,470	$4,944
See Notes to Financial Statements
18

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$28.15	$21.96	$19.00	$21.54	$18.49	$15.86
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.00)(w)	$(0.02)	$0.01	$0.02	$0.04
Net realized and unrealized gain (loss)	(4.00)	7.10	3.56	(0.62)	3.61	2.67
Total from investment operations	$(4.06)	$7.10	$3.54	$(0.61)	$3.63	$2.71
Less distributions declared to shareholders
From net investment income	$(0.02)	$—	$—	$(0.05)	$—	$(0.08)
From net realized gain	(1.58)	(0.91)	(0.58)	(1.88)	(0.58)	—
Total distributions declared to shareholders	$(1.60)	$(0.91)	$(0.58)	$(1.93)	$(0.58)	$(0.08)
Net asset value, end of period (x)	$22.49	$28.15	$21.96	$19.00	$21.54	$18.49
Total return (%) (r)(s)(t)(x)	(15.09)(n)	33.16	18.94	(1.41)	20.01	17.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.34(a)	1.43	1.72	1.76	1.69	2.06
Expenses after expense reductions	1.10(a)	1.09	1.24	1.26	1.25	1.25
Net investment income (loss)	(0.48)(a)(l)	(0.02)	(0.09)	0.05	0.11	0.21
Portfolio turnover	19(n)	36	84	55	36	37
Net assets at end of period (000 omitted)	$51,417	$61,502	$18,688	$14,059	$28,463	$17,606
See Notes to Financial Statements
19

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$25.33	$20.04	$17.56	$20.20	$17.55	$15.13
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)	$(0.25)	$(0.19)	$(0.16)	$(0.18)	$(0.14)
Net realized and unrealized gain (loss)	(3.56)	6.45	3.25	(0.60)	3.41	2.56
Total from investment operations	$(3.73)	$6.20	$3.06	$(0.76)	$3.23	$2.42
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(1.58)	(0.91)	(0.58)	(1.88)	(0.58)	—
Total distributions declared to shareholders	$(1.58)	$(0.91)	$(0.58)	$(1.88)	$(0.58)	$—
Net asset value, end of period (x)	$20.02	$25.33	$20.04	$17.56	$20.20	$17.55
Total return (%) (r)(s)(t)(x)	(15.49)(n)	31.80	17.73	(2.35)	18.77	15.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.34(a)	2.45	2.72	2.79	2.69	3.08
Expenses after expense reductions	2.10(a)	2.09	2.24	2.26	2.25	2.25
Net investment income (loss)	(1.48)(a)(l)	(1.11)	(1.08)	(0.92)	(0.92)	(0.86)
Portfolio turnover	19(n)	36	84	55	36	37
Net assets at end of period (000 omitted)	$136	$160	$120	$101	$73	$62
See Notes to Financial Statements
20

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$26.85	$21.09	$18.36	$20.93	$18.06	$15.50
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)	$(0.14)	$(0.11)	$(0.07)	$(0.07)	$(0.05)
Net realized and unrealized gain (loss)	(3.79)	6.81	3.42	(0.62)	3.52	2.62
Total from investment operations	$(3.91)	$6.67	$3.31	$(0.69)	$3.45	$2.57
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$(0.01)
From net realized gain	(1.58)	(0.91)	(0.58)	(1.88)	(0.58)	—
Total distributions declared to shareholders	$(1.58)	$(0.91)	$(0.58)	$(1.88)	$(0.58)	$(0.01)
Net asset value, end of period (x)	$21.36	$26.85	$21.09	$18.36	$20.93	$18.06
Total return (%) (r)(s)(t)(x)	(15.27)(n)	32.47	18.33	(1.89)	19.47	16.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.84(a)	1.95	2.22	2.29	2.18	2.57
Expenses after expense reductions	1.60(a)	1.59	1.74	1.76	1.75	1.75
Net investment income (loss)	(1.00)(a)(l)	(0.61)	(0.58)	(0.41)	(0.33)	(0.32)
Portfolio turnover	19(n)	36	84	55	36	37
Net assets at end of period (000 omitted)	$258	$237	$178	$218	$211	$115
See Notes to Financial Statements
21

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$27.56	$21.57	$18.72	$21.26	$18.30	$15.70
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.09)	$(0.06)	$(0.03)	$(0.04)	$(0.02)
Net realized and unrealized gain (loss)	(3.90)	6.99	3.49	(0.62)	3.58	2.66
Total from investment operations	$(3.99)	$6.90	$3.43	$(0.65)	$3.54	$2.64
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.01)	$—	$(0.04)
From net realized gain	(1.58)	(0.91)	(0.58)	(1.88)	(0.58)	—
Total distributions declared to shareholders	$(1.58)	$(0.91)	$(0.58)	$(1.89)	$(0.58)	$(0.04)
Net asset value, end of period (x)	$21.99	$27.56	$21.57	$18.72	$21.26	$18.30
Total return (%) (r)(s)(t)(x)	(15.17)(n)	32.82	18.63	(1.63)	19.72	16.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.59(a)	1.70	1.97	2.04	1.94	2.32
Expenses after expense reductions	1.35(a)	1.34	1.49	1.51	1.50	1.50
Net investment income (loss)	(0.73)(a)(l)	(0.35)	(0.31)	(0.16)	(0.18)	(0.13)
Portfolio turnover	19(n)	36	84	55	36	37
Net assets at end of period (000 omitted)	$215	$294	$206	$152	$144	$116
See Notes to Financial Statements
22

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$28.15	$21.96	$19.00	$21.56	$18.50	$15.87
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.03)	$(0.02)	$0.02	$0.02	$0.03
Net realized and unrealized gain (loss)	(3.99)	7.13	3.56	(0.64)	3.62	2.67
Total from investment operations	$(4.05)	$7.10	$3.54	$(0.62)	$3.64	$2.70
Less distributions declared to shareholders
From net investment income	$(0.02)	$—	$—	$(0.06)	$—	$(0.07)
From net realized gain	(1.58)	(0.91)	(0.58)	(1.88)	(0.58)	—
Total distributions declared to shareholders	$(1.60)	$(0.91)	$(0.58)	$(1.94)	$(0.58)	$(0.07)
Net asset value, end of period (x)	$22.50	$28.15	$21.96	$19.00	$21.56	$18.50
Total return (%) (r)(s)(t)(x)	(15.07)(n)	33.16	18.94	(1.43)	20.05	17.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.34(a)	1.45	1.72	1.78	1.69	2.08
Expenses after expense reductions	1.10(a)	1.09	1.24	1.26	1.25	1.25
Net investment income (loss)	(0.48)(a)(l)	(0.11)	(0.08)	0.08	0.08	0.18
Portfolio turnover	19(n)	36	84	55	36	37
Net assets at end of period (000 omitted)	$99	$116	$87	$73	$74	$62
See Notes to Financial Statements
23

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$28.24	$22.01	$19.03	$21.58	$18.51	$15.87
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.00)(w)	$0.01	$0.05	$0.04	$0.03
Net realized and unrealized gain (loss)	(4.00)	7.14	3.55	(0.64)	3.61	2.70
Total from investment operations	$(4.05)	$7.14	$3.56	$(0.59)	$3.65	$2.73
Less distributions declared to shareholders
From net investment income	$(0.04)	$—	$—	$(0.08)	$—	$(0.09)
From net realized gain	(1.58)	(0.91)	(0.58)	(1.88)	(0.58)	—
Total distributions declared to shareholders	$(1.62)	$(0.91)	$(0.58)	$(1.96)	$(0.58)	$(0.09)
Net asset value, end of period (x)	$22.57	$28.24	$22.01	$19.03	$21.58	$18.51
Total return (%) (r)(s)(t)(x)	(15.03)(n)	33.27	19.01	(1.26)	20.09	17.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.25(a)	1.37	1.62	1.69	1.60	1.97
Expenses after expense reductions	1.01(a)	1.01	1.15	1.16	1.16	1.15
Net investment income (loss)	(0.39)(a)(l)	(0.01)	0.03	0.24	0.18	0.21
Portfolio turnover	19(n)	36	84	55	36	37
Net assets at end of period (000 omitted)	$18,295	$20,788	$13,432	$13,382	$6,332	$4,609

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
24

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global New Discovery Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The
25

Notes to Financial Statements (unaudited) - continued
values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
26

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$44,843,233	$—	$—	$44,843,233
United Kingdom	17,445,949	—	—	17,445,949
Japan	917,057	10,422,571	—	11,339,628
Germany	7,397,796	—	—	7,397,796
Canada	5,590,168	—	—	5,590,168
Netherlands	3,958,654	—	—	3,958,654
France	3,187,622	—	—	3,187,622
Brazil	2,484,091	—	—	2,484,091
Ireland	2,320,122	—	—	2,320,122
Other Countries	13,308,970	2,243,772	111,060	15,663,802
Mutual Funds	1,308,689	—	—	1,308,689
Total	$102,762,351	$12,666,343	$111,060	$115,539,754
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/21	$—
Transfers into level 3	111,060
Balance as of 2/28/22	$111,060
At February 28, 2022, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned
27

Notes to Financial Statements (unaudited) - continued
securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $310,333. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $328,728 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three
28

Notes to Financial Statements (unaudited) - continued
year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/21
Ordinary income (including any short-term capital gains)	$294,028
Long-term capital gains	2,260,012
Total distributions	$2,554,040
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/22
Cost of investments	$106,973,275
Gross appreciation	16,567,647
Gross depreciation	(8,001,168)
Net unrealized appreciation (depreciation)	$ 8,566,479
As of 8/31/21
Undistributed ordinary income	2,297,807
Undistributed long-term capital gain	3,612,509
Other temporary differences	(14,503)
Net unrealized appreciation (depreciation)	33,812,760
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared
29

Notes to Financial Statements (unaudited) - continued
separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/22	Year ended 8/31/21
Class A	$2,689,305	$767,556
Class B	174,641	114,415
Class C	236,042	155,692
Class I	3,450,777	926,902
Class R1	10,037	5,483
Class R2	17,602	8,332
Class R3	14,661	8,753
Class R4	6,625	3,603
Class R6	1,220,411	563,304
Total	$7,820,101	$2,554,040
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.975%
In excess of $1 billion and up to $2.5 billion	0.90%
In excess of $2.5 billion	0.85%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended February 28, 2022, this management fee reduction amounted to $8,789, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.96% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.35%	2.10%	2.10%	1.10%	2.10%	1.60%	1.35%	1.10%	1.01%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2022. For the six months ended February 28, 2022, this reduction amounted to $146,293, which is included in the reduction of total expenses in the Statement of Operations.
30

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4,666 for the six months ended February 28, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 54,915
Class B	0.75%	0.25%	1.00%	1.00%	13,184
Class C	0.75%	0.25%	1.00%	1.00%	17,620
Class R1	0.75%	0.25%	1.00%	1.00%	751
Class R2	0.25%	0.25%	0.50%	0.50%	666
Class R3	—	0.25%	0.25%	0.25%	300
Total Distribution and Service Fees					$87,436
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2022, this rebate amounted to $4 for Class C and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2022, were as follows:
Amount
Class A	$69
Class B	170
Class C	292
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as
31

Notes to Financial Statements (unaudited) - continued
determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2022, the fee was $5,844, which equated to 0.0091% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $53,336.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.0217% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At February 28, 2022, MFS held approximately 68% of the outstanding shares of Class R1 and 100% of the outstanding shares of Class R4.
(4) Portfolio Securities
For the six months ended February 28, 2022, purchases and sales of investments, other than short-term obligations, aggregated $26,984,070 and $24,189,819, respectively.
32

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/22		Year ended 8/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	264,017	$6,638,250	957,677	$22,970,310
Class B	—	—	1,592	34,067
Class C	7,045	166,086	53,041	1,179,880
Class I	344,509	8,613,085	1,644,775	40,132,646
Class R1	51	1,160	119	2,544
Class R2	2,554	65,581	3,878	89,826
Class R3	471	12,160	1,069	26,521
Class R6	122,393	3,125,896	412,599	10,165,460
	741,040	$18,622,218	3,074,750	$74,601,254
Shares issued to shareholders in reinvestment of distributions
Class A	107,197	$2,688,493	33,474	$767,556
Class B	7,629	174,641	5,394	114,415
Class C	10,312	236,042	7,344	155,692
Class I	134,465	3,447,694	39,662	926,902
Class R1	439	10,037	259	5,483
Class R2	722	17,602	372	8,332
Class R3	585	14,661	382	8,753
Class R4	258	6,625	154	3,603
Class R6	37,602	967,130	19,296	452,293
	299,209	$7,562,925	106,337	$2,443,029
Shares reacquired
Class A	(134,678)	$(3,285,979)	(157,226)	$(3,846,783)
Class B	(13,290)	(312,927)	(23,031)	(506,891)
Class C	(20,970)	(478,274)	(77,348)	(1,730,105)
Class I	(378,167)	(9,479,309)	(350,462)	(8,728,707)
Class R1	—	(7)	(57)	(1,207)
Class R2	(14)	(360)	(3,835)	(91,686)
Class R3	(1,937)	(52,856)	(316)	(8,060)
Class R6	(85,514)	(2,184,821)	(306,001)	(7,507,901)
	(634,570)	$(15,794,533)	(918,276)	$(22,421,340)
33

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/22		Year ended 8/31/21
	Shares	Amount	Shares	Amount
Net change
Class A	236,536	$6,040,764	833,925	$19,891,083
Class B	(5,661)	(138,286)	(16,045)	(358,409)
Class C	(3,613)	(76,146)	(16,963)	(394,533)
Class I	100,807	2,581,470	1,333,975	32,330,841
Class R1	490	11,190	321	6,820
Class R2	3,262	82,823	415	6,472
Class R3	(881)	(26,035)	1,135	27,214
Class R4	258	6,625	154	3,603
Class R6	74,481	1,908,205	125,894	3,109,852
	405,679	$10,390,610	2,262,811	$54,622,943
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2022, the fund’s commitment fee and interest expense were $230 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,980,458	$22,871,788	$24,543,557	$—	$—	$1,308,689
34

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$727	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(9) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(10) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.
35

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
36

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2022
MFS®  Mid Cap Growth Fund
OTC-SEM

MFS® Mid Cap Growth Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to a level not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve recently raised rates for the first time since 2018 and indicated that it is likely to tighten policy much more over the coming year. Meanwhile, the unsettled geopolitical backdrop and prospect of tighter financial conditions has led to increased volatility.
There are, however, encouraging signs for the markets. The Omicron wave of the coronavirus is receding outside Asia, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though events in Ukraine could hamper these advances. Additionally, easier Chinese monetary policy and the record pace of corporate stock buybacks are supportive elements, albeit amid an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
PerkinElmer, Inc.	3.3%
Monolithic Power Systems, Inc.	2.9%
Cadence Design Systems, Inc.	2.6%
MSCI, Inc.	2.6%
STERIS PLC	2.4%
AMETEK, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
Charles River Laboratories International, Inc.	2.0%
Entegris, Inc.	2.0%
Verisk Analytics, Inc., “A”	1.9%
GICS equity sectors (g)
Information Technology	24.2%
Health Care	19.9%
Industrials	19.0%
Consumer Discretionary	15.3%
Financials	8.4%
Communication Services	5.3%
Materials	3.2%
Real Estate	2.4%
Consumer Staples	0.1%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2022.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2021 through February 28, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/21	Ending Account Value 2/28/22	Expenses Paid During Period (p) 9/01/21-2/28/22
A	Actual	1.00%	$1,000.00	$838.94	$4.56
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
B	Actual	1.75%	$1,000.00	$835.97	$7.97
	Hypothetical (h)	1.75%	$1,000.00	$1,016.12	$8.75
C	Actual	1.75%	$1,000.00	$836.20	$7.97
	Hypothetical (h)	1.75%	$1,000.00	$1,016.12	$8.75
I	Actual	0.75%	$1,000.00	$840.11	$3.42
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
R1	Actual	1.75%	$1,000.00	$835.92	$7.97
	Hypothetical (h)	1.75%	$1,000.00	$1,016.12	$8.75
R2	Actual	1.25%	$1,000.00	$838.11	$5.70
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R3	Actual	1.00%	$1,000.00	$839.14	$4.56
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R4	Actual	0.75%	$1,000.00	$840.38	$3.42
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
R6	Actual	0.64%	$1,000.00	$840.74	$2.92
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
529A	Actual	1.02%	$1,000.00	$839.19	$4.65
	Hypothetical (h)	1.02%	$1,000.00	$1,019.74	$5.11
529B	Actual	1.03%	$1,000.00	$838.83	$4.70
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16
529C	Actual	1.78%	$1,000.00	$836.08	$8.10
	Hypothetical (h)	1.78%	$1,000.00	$1,015.97	$8.90
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
For the period from September 1, 2021 through February 28, 2022, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.80%, $8.21, and $9.00 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.
4

Expense Table - continued
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529C shares, this rebate reduced the expense ratios above by 0.03% and 0.02%, respectively. See Note 3 in the Notes to Financial Statements for additional information.
5

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace & Defense – 1.1%
Howmet Aerospace, Inc.	4,405,560	$ 158,247,715
Automotive – 1.9%
Copart, Inc. (a)	1,332,180	$ 163,698,279
LKQ Corp.	2,263,932	106,291,607
		$269,989,886
Biotechnology – 0.4%
Adaptive Biotechnologies Corp. (a)	1,283,909	$ 18,526,807
Alnylam Pharmaceuticals, Inc. (a)	247,343	39,043,092
		$57,569,899
Brokerage & Asset Managers – 2.9%
Morningstar, Inc.	301,079	$ 84,497,821
NASDAQ, Inc.	1,280,825	219,213,199
Tradeweb Markets, Inc.	1,237,978	104,584,382
		$408,295,402
Business Services – 10.4%
Clarivate PLC (a)	8,833,142	$ 132,320,467
CoStar Group, Inc. (a)	2,573,370	157,001,304
Endava PLC, ADR (a)	509,028	67,792,349
Equifax, Inc.	863,029	188,433,752
MSCI, Inc.	716,123	359,271,748
Thoughtworks Holding, Inc. (a)	3,369,091	77,017,420
Tyler Technologies, Inc. (a)	442,974	189,708,045
Verisk Analytics, Inc., “A”	1,501,144	266,212,877
		$1,437,757,962
Cable TV – 0.3%
Cable One, Inc.	26,512	$ 37,987,719
Computer Software – 10.5%
Autodesk, Inc. (a)	678,650	$ 149,459,090
Black Knight, Inc. (a)	2,506,482	140,839,224
Bumble, Inc., “A” (a)	1,381,396	35,405,179
Cadence Design Systems, Inc. (a)	2,423,236	366,950,627
CCC Intelligent Holdings, Inc. (a)	2,851,172	30,963,728
CCC Intelligent Holdings, Inc. (PIPE) (a)	452,972	4,919,276
Coupa Software, Inc. (a)	310,494	37,572,879
DocuSign, Inc. (a)	366,906	43,452,678
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Dun & Bradstreet Holdings, Inc. (a)	6,840,218	$ 126,954,446
Okta, Inc. (a)	461,367	84,356,342
Paylocity Holding Corp. (a)	850,493	180,678,733
Qualtrics International, “A” (a)	735,681	22,313,205
Synopsys, Inc. (a)	659,760	206,102,426
Topicus.Com, Inc. (a)	204,854	14,403,620
Unity Software, Inc. (a)	148,782	15,837,844
		$1,460,209,297
Computer Software - Systems – 6.1%
Constellation Software, Inc.	109,000	$ 183,701,333
NICE Systems Ltd., ADR (a)	962,757	217,823,771
ServiceNow, Inc. (a)	265,739	154,107,361
SS&C Technologies Holdings, Inc.	1,035,927	77,663,447
TransUnion	2,419,611	219,603,895
		$852,899,807
Construction – 5.7%
AZEK Co., Inc. (a)	2,852,320	$ 84,114,917
Builders FirstSource, Inc. (a)	2,089,027	155,465,389
Pool Corp.	547,380	251,017,520
SiteOne Landscape Supply, Inc. (a)	278,746	48,064,173
Vulcan Materials Co.	1,385,221	251,348,351
		$790,010,350
Consumer Products – 0.6%
Scotts Miracle-Gro Co.	601,956	$ 84,309,957
Consumer Services – 1.9%
Bright Horizons Family Solutions, Inc. (a)	1,971,095	$ 257,503,851
Containers – 0.8%
Ball Corp.	1,246,925	$ 111,899,049
Electrical Equipment – 3.2%
AMETEK, Inc.	2,268,584	$ 294,439,517
Fortive Corp.	592,531	38,366,382
Littlefuse, Inc.	410,003	105,866,875
		$438,672,774
Electronics – 6.1%
ASM International N.V.	331,844	$ 107,233,481
Entegris, Inc.	2,093,521	273,162,620
Monolithic Power Systems, Inc.	886,255	406,525,168
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Silicon Laboratories, Inc. (a)	367,232	$ 56,447,231
		$843,368,500
Food & Beverages – 0.1%
Dutch Bros, Inc., “A” (a)(l)	184,290	$ 8,884,621
Gaming & Lodging – 2.3%
Caesars Entertainment, Inc. (a)	1,241,187	$ 104,495,533
Hyatt Hotels Corp. (a)	854,061	82,937,864
Red Rock Resorts, Inc.	2,602,308	130,844,046
		$318,277,443
General Merchandise – 0.6%
Five Below, Inc. (a)	546,006	$ 89,332,042
Insurance – 2.1%
Arthur J. Gallagher & Co.	1,822,237	$ 288,259,671
Internet – 3.5%
Gartner, Inc. (a)	524,131	$ 146,976,815
IAC/InterActiveCorp (a)	870,374	99,884,120
Match Group, Inc. (a)	1,961,008	218,632,782
Vimeo, Inc. (a)	1,413,053	18,355,559
		$483,849,276
Leisure & Toys – 1.9%
Electronic Arts, Inc.	416,689	$ 54,207,072
Roblox Corp., “A” (a)	604,574	31,177,881
Take-Two Interactive Software, Inc. (a)	1,065,612	172,629,144
		$258,014,097
Machinery & Tools – 1.4%
IDEX Corp.	1,016,408	$ 195,048,695
Medical & Health Technology & Services – 5.0%
Charles River Laboratories International, Inc. (a)	960,549	$ 279,673,447
Guardant Health, Inc. (a)	743,847	49,294,740
ICON PLC (a)	1,039,770	247,475,658
IDEXX Laboratories, Inc. (a)	222,235	118,306,802
		$694,750,647
Medical Equipment – 13.9%
Agilent Technologies, Inc.	1,320,478	$ 172,137,512
Align Technology, Inc. (a)	249,272	127,492,657
Bio-Techne Corp.	454,128	190,465,825
Bruker BioSciences Corp.	1,075,551	75,686,524
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Envista Holdings Corp. (a)	3,658,809	$ 175,622,832
Maravai Lifesciences Holdings, Inc., “A” (a)	2,567,489	100,311,795
Mettler-Toledo International, Inc. (a)	54,637	76,969,327
PerkinElmer, Inc.	2,524,672	453,456,338
STERIS PLC	1,398,778	335,706,720
West Pharmaceutical Services, Inc.	580,689	224,773,098
		$1,932,622,628
Other Banks & Diversified Financials – 0.8%
Altimeter Growth Corp. 2 (SPAC) (a)	2,092,627	$ 20,444,966
Catalyst Partners Acquisition Corp. (SPAC Units) (a)	1,441,549	14,199,258
S&P Global, Inc.	97,888	36,776,633
Signature Bank	105,251	36,300,017
		$107,720,874
Pharmaceuticals – 0.5%
Ascendis Pharma (a)	632,002	$ 71,030,705
Pollution Control – 1.1%
Waste Connections, Inc.	1,213,237	$ 149,822,637
Printing & Publishing – 2.0%
Warner Music Group Corp.	1,861,146	$ 67,410,708
Wolters Kluwer N.V.	2,039,952	207,732,240
		$275,142,948
Railroad & Shipping – 0.4%
Canadian Pacific Railway Ltd.	703,567	$ 49,446,689
Real Estate – 1.6%
Extra Space Storage, Inc., REIT	1,205,531	$ 226,820,658
Restaurants – 2.2%
Chipotle Mexican Grill, Inc., “A” (a)	117,811	$ 179,467,387
Domino's Pizza, Inc.	307,521	132,913,651
		$312,381,038
Specialty Stores – 5.7%
Burlington Stores, Inc. (a)	779,048	$ 175,979,153
Lululemon Athletica, Inc. (a)	451,050	144,308,937
O'Reilly Automotive, Inc. (a)	249,185	161,780,869
Tractor Supply Co.	632,854	128,969,317
Ulta Beauty, Inc. (a)	463,397	173,542,176
		$784,580,452
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 0.8%
SBA Communications Corp., REIT	358,689	$ 108,822,656
Total Common Stocks (Identified Cost, $9,431,953,359)		$13,563,529,945
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 0.06% (v) (Identified Cost, $270,579,871)	270,579,871	$ 270,579,871
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund, 0.03% (j) (Identified Cost, $4,055,368)	4,055,368	$ 4,055,368

Other Assets, Less Liabilities – 0.2%		23,924,442
Net Assets – 100.0%		$13,862,089,626

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $270,579,871 and $13,567,585,313, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
SPAC	Special Purpose Acquisition Company
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 2/28/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $4,052,051 of securities on loan (identified cost, $9,436,008,727)	$13,567,585,313
Investments in affiliated issuers, at value (identified cost, $270,579,871)	270,579,871
Cash	6,446,787
Foreign currency, at value (identified cost, $501,277)	501,277
Receivables for
Fund shares sold	46,579,805
Interest and dividends	3,986,218
Other assets	72,573
Total assets	$13,895,751,844
Liabilities
Payables for
Investments purchased	$9,166,939
Fund shares reacquired	17,415,949
Collateral for securities loaned, at value	4,055,368
Payable to affiliates
Investment adviser	945,146
Administrative services fee	6,393
Shareholder servicing costs	1,691,037
Distribution and service fees	79,892
Program manager fees	109
Payable for independent Trustees' compensation	19,136
Accrued expenses and other liabilities	282,249
Total liabilities	$33,662,218
Net assets	$13,862,089,626
Net assets consist of
Paid-in capital	$9,677,647,452
Total distributable earnings (loss)	4,184,442,174
Net assets	$13,862,089,626
Shares of beneficial interest outstanding	507,429,005
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,726,994,581	67,056,752	$25.75
Class B	13,232,759	650,589	20.34
Class C	108,074,526	5,497,754	19.66
Class I	3,901,290,363	141,022,742	27.66
Class R1	3,840,731	189,845	20.23
Class R2	23,959,437	1,001,249	23.93
Class R3	660,367,279	25,815,344	25.58
Class R4	334,641,460	12,403,502	26.98
Class R6	7,069,713,319	252,968,178	27.95
Class 529A	18,193,584	730,489	24.91
Class 529B	361,395	18,111	19.95
Class 529C	1,420,192	74,450	19.08

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $27.32 [100 / 94.25 x $25.75] and $26.43 [100 / 94.25 x $24.91], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 2/28/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$33,515,930
Other	148,246
Income on securities loaned	134,539
Dividends from affiliated issuers	51,069
Foreign taxes withheld	(80,467)
Total investment income	$33,769,317
Expenses
Management fee	$48,243,760
Distribution and service fees	4,210,010
Shareholder servicing costs	4,522,796
Program manager fees	5,610
Administrative services fee	283,582
Independent Trustees' compensation	47,892
Custodian fee	200,312
Shareholder communications	354,260
Audit and tax fees	30,412
Legal fees	38,991
Miscellaneous	318,901
Total expenses	$58,256,526
Fees paid indirectly	(511)
Reduction of expenses by investment adviser and distributor	(1,049,613)
Net expenses	$57,206,402
Net investment income (loss)	$(23,437,085)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$208,195,995
Foreign currency	(5,107)
Net realized gain (loss)	$208,190,888
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(2,755,937,275)
Translation of assets and liabilities in foreign currencies	(15,639)
Net unrealized gain (loss)	$(2,755,952,914)
Net realized and unrealized gain (loss)	$(2,547,762,026)
Change in net assets from operations	$(2,571,199,111)
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21
Change in net assets
From operations
Net investment income (loss)	$(23,437,085)	$(56,240,255)
Net realized gain (loss)	208,190,888	598,434,105
Net unrealized gain (loss)	(2,755,952,914)	3,206,487,279
Change in net assets from operations	$(2,571,199,111)	$3,748,681,129
Total distributions to shareholders	$(537,250,947)	$(110,534,296)
Change in net assets from fund share transactions	$959,724,834	$850,536,712
Total change in net assets	$(2,148,725,224)	$4,488,683,545
Net assets
At beginning of period	16,010,814,850	11,522,131,305
At end of period	$13,862,089,626	$16,010,814,850
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$31.84	$24.65	$20.19	$19.16	$16.34	$14.82
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.18)	$(0.07)	$(0.07)	$(0.09)	$(0.06)(c)
Net realized and unrealized gain (loss)	(4.89)	7.60	4.71	1.83	4.32	2.36
Total from investment operations	$(4.97)	$7.42	$4.64	$1.76	$4.23	$2.30
Less distributions declared to shareholders
From net realized gain	$(1.12)	$(0.23)	$(0.18)	$(0.73)	$(1.41)	$(0.78)
Net asset value, end of period (x)	$25.75	$31.84	$24.65	$20.19	$19.16	$16.34
Total return (%) (r)(s)(t)(x)	(16.11)(n)	30.30	23.16	10.13	27.69	16.44(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02(a)	1.01	1.05	1.10	1.17	1.22(c)
Expenses after expense reductions (f)	1.00(a)	1.00	1.04	1.09	1.16	1.20(c)
Net investment income (loss)	(0.56)(a)	(0.65)	(0.35)	(0.36)	(0.55)	(0.42)(c)
Portfolio turnover	10(n)	23	34	21	33	30
Net assets at end of period (000 omitted)	$1,726,995	$2,130,372	$1,483,320	$1,065,566	$824,847	$572,338
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$25.48	$19.91	$16.47	$15.90	$13.88	$12.80
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.15)	$(0.31)	$(0.19)	$(0.17)	$(0.19)	$(0.15)(c)
Net realized and unrealized gain (loss)	(3.87)(g)	6.11	3.81	1.47	3.62	2.01
Total from investment operations	$(4.02)	$5.80	$3.62	$1.30	$3.43	$1.86
Less distributions declared to shareholders
From net realized gain	$(1.12)	$(0.23)	$(0.18)	$(0.73)	$(1.41)	$(0.78)
Net asset value, end of period (x)	$20.34	$25.48	$19.91	$16.47	$15.90	$13.88
Total return (%) (r)(s)(t)(x)	(16.40)(n)	29.36	22.20	9.28	26.77	15.56(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77(a)	1.76	1.80	1.85	1.92	1.97(c)
Expenses after expense reductions (f)	1.75(a)	1.75	1.79	1.84	1.91	1.95(c)
Net investment income (loss)	(1.31)(a)	(1.39)	(1.10)	(1.12)	(1.30)	(1.16)(c)
Portfolio turnover	10(n)	23	34	21	33	30
Net assets at end of period (000 omitted)	$13,233	$18,021	$17,725	$18,581	$19,329	$16,326

Class C	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$24.66	$19.28	$15.95	$15.42	$13.50	$12.48
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.15)	$(0.30)	$(0.18)	$(0.16)	$(0.18)	$(0.15)(c)
Net realized and unrealized gain (loss)	(3.73)(g)	5.91(g)	3.69	1.42	3.51	1.95
Total from investment operations	$(3.88)	$5.61	$3.51	$1.26	$3.33	$1.80
Less distributions declared to shareholders
From net realized gain	$(1.12)	$(0.23)	$(0.18)	$(0.73)	$(1.41)	$(0.78)
Net asset value, end of period (x)	$19.66	$24.66	$19.28	$15.95	$15.42	$13.50
Total return (%) (r)(s)(t)(x)	(16.38)(n)	29.34	22.23	9.31	26.77	15.48(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77(a)	1.76	1.80	1.85	1.92	1.97(c)
Expenses after expense reductions (f)	1.75(a)	1.75	1.79	1.84	1.91	1.95(c)
Net investment income (loss)	(1.31)(a)	(1.40)	(1.10)	(1.11)	(1.30)	(1.17)(c)
Portfolio turnover	10(n)	23	34	21	33	30
Net assets at end of period (000 omitted)	$108,075	$137,007	$109,521	$78,858	$54,080	$58,623
See Notes to Financial Statements
16

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$34.07	$26.30	$21.48	$20.28	$17.17	$15.50
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.12)	$(0.02)	$(0.02)	$(0.06)	$(0.03)(c)
Net realized and unrealized gain (loss)	(5.24)	8.12	5.02	1.95	4.58	2.48
Total from investment operations	$(5.29)	$8.00	$5.00	$1.93	$4.52	$2.45
Less distributions declared to shareholders
From net realized gain	$(1.12)	$(0.23)	$(0.18)	$(0.73)	$(1.41)	$(0.78)
Net asset value, end of period (x)	$27.66	$34.07	$26.30	$21.48	$20.28	$17.17
Total return (%) (r)(s)(t)(x)	(15.99)(n)	30.60	23.45	10.42	28.05	16.70(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77(a)	0.76	0.80	0.84	0.92	0.97(c)
Expenses after expense reductions (f)	0.75(a)	0.75	0.79	0.83	0.91	0.96(c)
Net investment income (loss)	(0.31)(a)	(0.40)	(0.10)	(0.09)	(0.30)	(0.18)(c)
Portfolio turnover	10(n)	23	34	21	33	30
Net assets at end of period (000 omitted)	$3,901,290	$4,444,325	$3,837,781	$1,330,368	$332,008	$100,858

Class R1	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$25.35	$19.81	$16.39	$15.82	$13.82	$12.75
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.15)	$(0.31)	$(0.18)	$(0.17)	$(0.19)	$(0.15)(c)
Net realized and unrealized gain (loss)	(3.85)(g)	6.08	3.78	1.47	3.60	2.00
Total from investment operations	$(4.00)	$5.77	$3.60	$1.30	$3.41	$1.85
Less distributions declared to shareholders
From net realized gain	$(1.12)	$(0.23)	$(0.18)	$(0.73)	$(1.41)	$(0.78)
Net asset value, end of period (x)	$20.23	$25.35	$19.81	$16.39	$15.82	$13.82
Total return (%) (r)(s)(t)(x)	(16.41)(n)	29.36	22.18	9.33	26.73	15.54(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77(a)	1.76	1.80	1.85	1.92	1.97(c)
Expenses after expense reductions (f)	1.75(a)	1.75	1.79	1.84	1.91	1.96(c)
Net investment income (loss)	(1.31)(a)	(1.39)	(1.09)	(1.12)	(1.30)	(1.17)(c)
Portfolio turnover	10(n)	23	34	21	33	30
Net assets at end of period (000 omitted)	$3,841	$5,281	$4,187	$3,472	$2,827	$2,348
See Notes to Financial Statements
17

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$29.70	$23.06	$18.95	$18.08	$15.53	$14.16
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.24)	$(0.12)	$(0.11)	$(0.13)	$(0.10)(c)
Net realized and unrealized gain (loss)	(4.54)	7.11	4.41	1.71	4.09	2.25
Total from investment operations	$(4.65)	$6.87	$4.29	$1.60	$3.96	$2.15
Less distributions declared to shareholders
From net realized gain	$(1.12)	$(0.23)	$(0.18)	$(0.73)	$(1.41)	$(0.78)
Net asset value, end of period (x)	$23.93	$29.70	$23.06	$18.95	$18.08	$15.53
Total return (%) (r)(s)(t)(x)	(16.19)(n)	30.00	22.83	9.84	27.37	16.14(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27(a)	1.26	1.30	1.35	1.42	1.47(c)
Expenses after expense reductions (f)	1.25(a)	1.25	1.29	1.34	1.41	1.46(c)
Net investment income (loss)	(0.81)(a)	(0.90)	(0.60)	(0.61)	(0.80)	(0.67)(c)
Portfolio turnover	10(n)	23	34	21	33	30
Net assets at end of period (000 omitted)	$23,959	$29,120	$15,176	$11,060	$9,069	$6,681

Class R3	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$31.63	$24.49	$20.06	$19.04	$16.24	$14.74
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.18)	$(0.07)	$(0.06)	$(0.09)	$(0.07)(c)
Net realized and unrealized gain (loss)	(4.85)	7.55	4.68	1.81	4.30	2.35
Total from investment operations	$(4.93)	$7.37	$4.61	$1.75	$4.21	$2.28
Less distributions declared to shareholders
From net realized gain	$(1.12)	$(0.23)	$(0.18)	$(0.73)	$(1.41)	$(0.78)
Net asset value, end of period (x)	$25.58	$31.63	$24.49	$20.06	$19.04	$16.24
Total return (%) (r)(s)(t)(x)	(16.09)(n)	30.29	23.16	10.14	27.73	16.39(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02(a)	1.01	1.05	1.09	1.17	1.22(c)
Expenses after expense reductions (f)	1.00(a)	1.00	1.04	1.09	1.16	1.21(c)
Net investment income (loss)	(0.56)(a)	(0.65)	(0.35)	(0.34)	(0.55)	(0.44)(c)
Portfolio turnover	10(n)	23	34	21	33	30
Net assets at end of period (000 omitted)	$660,367	$777,474	$451,972	$239,505	$95,010	$32,496
See Notes to Financial Statements
18

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$33.25	$25.67	$20.97	$19.82	$16.82	$15.20
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.12)	$(0.02)	$(0.02)	$(0.05)	$(0.03)(c)
Net realized and unrealized gain (loss)	(5.10)	7.93	4.90	1.90	4.46	2.43
Total from investment operations	$(5.15)	$7.81	$4.88	$1.88	$4.41	$2.40
Less distributions declared to shareholders
From net realized gain	$(1.12)	$(0.23)	$(0.18)	$(0.73)	$(1.41)	$(0.78)
Net asset value, end of period (x)	$26.98	$33.25	$25.67	$20.97	$19.82	$16.82
Total return (%) (r)(s)(t)(x)	(15.96)(n)	30.61	23.45	10.40	27.98	16.70(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77(a)	0.76	0.80	0.84	0.92	0.97(c)
Expenses after expense reductions (f)	0.75(a)	0.75	0.79	0.83	0.91	0.96(c)
Net investment income (loss)	(0.31)(a)	(0.40)	(0.10)	(0.08)	(0.30)	(0.18)(c)
Portfolio turnover	10(n)	23	34	21	33	30
Net assets at end of period (000 omitted)	$334,641	$389,323	$242,937	$173,441	$54,141	$22,346

Class R6	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$34.39	$26.51	$21.63	$20.40	$17.25	$15.55
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.09)	$(0.00)(w)	$(0.00)(w)	$(0.04)	$(0.01)(c)
Net realized and unrealized gain (loss)	(5.29)	8.20	5.06	1.96	4.60	2.49
Total from investment operations	$(5.32)	$8.11	$5.06	$1.96	$4.56	$2.48
Less distributions declared to shareholders
From net realized gain	$(1.12)	$(0.23)	$(0.18)	$(0.73)	$(1.41)	$(0.78)
Net asset value, end of period (x)	$27.95	$34.39	$26.51	$21.63	$20.40	$17.25
Total return (%) (r)(s)(t)(x)	(15.93)(n)	30.78	23.57	10.51	28.17	16.84(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66(a)	0.66	0.70	0.75	0.81	0.86(c)
Expenses after expense reductions (f)	0.64(a)	0.65	0.69	0.74	0.81	0.84(c)
Net investment income (loss)	(0.20)(a)	(0.30)	(0.01)	(0.01)	(0.19)	(0.05)(c)
Portfolio turnover	10(n)	23	34	21	33	30
Net assets at end of period (000 omitted)	$7,069,713	$8,056,150	$5,343,295	$3,053,325	$2,013,624	$1,520,339
See Notes to Financial Statements
19

Financial Highlights – continued
Class 529A	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$30.83	$23.88	$19.57	$18.60	$15.90	$14.45
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.18)	$(0.08)	$(0.07)	$(0.09)	$(0.06)(c)
Net realized and unrealized gain (loss)	(4.72)	7.36	4.57	1.77	4.20	2.29
Total from investment operations	$(4.80)	$7.18	$4.49	$1.70	$4.11	$2.23
Less distributions declared to shareholders
From net realized gain	$(1.12)	$(0.23)	$(0.18)	$(0.73)	$(1.41)	$(0.78)
Net asset value, end of period (x)	$24.91	$30.83	$23.88	$19.57	$18.60	$15.90
Total return (%) (r)(s)(t)(x)	(16.08)(n)	30.27	23.13	10.11	27.70	16.38(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07(a)	1.06	1.10	1.15	1.23	1.32(c)
Expenses after expense reductions (f)	1.02(a)	1.03	1.06	1.10	1.18	1.21(c)
Net investment income (loss)	(0.58)(a)	(0.67)	(0.38)	(0.38)	(0.56)	(0.43)(c)
Portfolio turnover	10(n)	23	34	21	33	30
Net assets at end of period (000 omitted)	$18,194	$21,332	$13,593	$9,590	$7,582	$4,916

Class 529B	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$24.93	$19.38	$16.04	$15.51	$13.58	$12.55
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.18)	$(0.19)	$(0.17)	$(0.19)	$(0.15)(c)
Net realized and unrealized gain (loss)	(3.79)(g)	5.96(g)	3.71	1.43	3.53	1.96
Total from investment operations	$(3.86)	$5.78	$3.52	$1.26	$3.34	$1.81
Less distributions declared to shareholders
From net realized gain	$(1.12)	$(0.23)	$(0.18)	$(0.73)	$(1.41)	$(0.78)
Net asset value, end of period (x)	$19.95	$24.93	$19.38	$16.04	$15.51	$13.58
Total return (%) (r)(s)(t)(x)	(16.12)(n)	30.07	22.17	9.26	26.69	15.47(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05(a)	1.18	1.85	1.90	1.98	2.07(c)
Expenses after expense reductions (f)	1.03(a)	1.17	1.84	1.89	1.96	2.00(c)
Net investment income (loss)	(0.59)(a)	(0.81)	(1.15)	(1.17)	(1.35)	(1.23)(c)
Portfolio turnover	10(n)	23	34	21	33	30
Net assets at end of period (000 omitted)	$361	$465	$407	$361	$304	$210
See Notes to Financial Statements
20

Financial Highlights – continued
Class 529C	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$23.97	$18.75	$15.52	$15.04	$13.20	$12.22
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.15)	$(0.30)	$(0.18)	$(0.16)	$(0.18)	$(0.15)(c)
Net realized and unrealized gain (loss)	(3.62)(g)	5.75(g)	3.59	1.37	3.43	1.91
Total from investment operations	$(3.77)	$5.45	$3.41	$1.21	$3.25	$1.76
Less distributions declared to shareholders
From net realized gain	$(1.12)	$(0.23)	$(0.18)	$(0.73)	$(1.41)	$(0.78)
Net asset value, end of period (x)	$19.08	$23.97	$18.75	$15.52	$15.04	$13.20
Total return (%) (r)(s)(t)(x)	(16.39)(n)	29.31	22.20	9.21	26.78	15.48(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82(a)	1.81	1.85	1.90	1.99	2.07(c)
Expenses after expense reductions (f)	1.78(a)	1.79	1.83	1.88	1.95	1.99(c)
Net investment income (loss)	(1.33)(a)	(1.43)	(1.14)	(1.16)	(1.34)	(1.21)(c)
Portfolio turnover	10(n)	23	34	21	33	30
Net assets at end of period (000 omitted)	$1,420	$1,945	$2,217	$2,299	$2,236	$1,955

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
21

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Mid Cap Growth Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
22

Notes to Financial Statements (unaudited) - continued
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
23

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$12,109,827,719	$4,919,276	$—	$12,114,746,995
Canada	397,374,279	—	—	397,374,279
Netherlands	314,965,721	—	—	314,965,721
Ireland	247,475,658	—	—	247,475,658
Israel	217,823,771	—	—	217,823,771
United Kingdom	200,112,816	—	—	200,112,816
Denmark	71,030,705	—	—	71,030,705
Mutual Funds	274,635,239	—	—	274,635,239
Total	$13,833,245,908	$4,919,276	$—	$13,838,165,184
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/21	$5,135,763
Change in unrealized appreciation or depreciation	(216,487)
Transfers out of level 3	(4,919,276)
Balance as of 2/28/22	$—
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities
24

Notes to Financial Statements (unaudited) - continued
identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $4,052,051. The fair value of the fund's investment securities on loan and a related liability of $4,055,368 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended February 28, 2022, is shown as a reduction of total expenses in the Statement of Operations.
25

Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/21
Long-term capital gains	$110,534,296
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/22
Cost of investments	$9,733,241,901
Gross appreciation	4,464,179,227
Gross depreciation	(359,255,944)
Net unrealized appreciation (depreciation)	$4,104,923,283
As of 8/31/21
Undistributed long-term capital gain	455,671,303
Late year ordinary loss deferral	(24,377,143)
Other temporary differences	11,738
Net unrealized appreciation (depreciation)	6,861,586,334
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
26

Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Class 529B and Class 529C shares will convert to Class 529A shares approximately eight years after purchase. On December 29, 2021, the fund announced that effective on or about March 21, 2022, all Class 529B and Class 529C shares will be converted into Class 529A shares. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/22	Year ended 8/31/21
Class A	$73,067,955	$14,608,056
Class B	748,546	199,879
Class C	6,177,797	1,338,598
Class I	148,116,466	37,451,688
Class R1	213,962	44,908
Class R2	1,067,690	158,195
Class R3	27,531,600	4,810,101
Class R4	13,409,624	2,303,508
Class R6	266,032,167	49,446,575
Class 529A	775,541	140,412
Class 529B	20,577	4,840
Class 529C	89,022	27,536
Total	$537,250,947	$110,534,296
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $5 billion	0.65%
In excess of $5 billion and up to $10 billion	0.62%
In excess of $10 billion and up to $20 billion	0.60%
In excess of $20 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended February 28, 2022, this management fee reduction amounted to $1,045,981, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.62% of the fund's average daily net assets.
27

Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.95%	1.35%	2.10%	2.10%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2023. For the six months ended February 28, 2022, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $209,985 and $4,636 for the six months ended February 28, 2022, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,451,265
Class B	0.75%	0.25%	1.00%	1.00%	80,534
Class C	0.75%	0.25%	1.00%	1.00%	636,716
Class R1	0.75%	0.25%	1.00%	1.00%	22,877
Class R2	0.25%	0.25%	0.50%	0.50%	67,386
Class R3	—	0.25%	0.25%	0.25%	916,666
Class 529A	—	0.25%	0.25%	0.22%	25,328
Class 529B	0.75%	0.25%	1.00%	0.23%	487
Class 529C	0.75%	0.25%	1.00%	0.98%	8,751
Total Distribution and Service Fees					$4,210,010
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2022 based on each class's average daily net assets. MFD has
28

Notes to Financial Statements (unaudited) - continued
voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2022, this rebate amounted to $522, $14, $2, $2,891, and $203 for Class A, Class B, Class C, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the six months ended February 28, 2022, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2022, were as follows:
Amount
Class A	$12,445
Class B	2,289
Class C	4,892
Class 529B	—
Class 529C	19
During the six months ended February 28, 2022, to meet the requirements of FINRA Rule 2341, MFD returned $46 of the CDSC collected for Class 529B which had the effect of further reducing the annual effective distribution fee rate for this class by 0.02%.
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2022, were as follows:
Fee
Class 529A	$5,066
Class 529B	107
Class 529C	437
Total Program Manager Fees	$5,610
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2022, the fee was $272,749, which equated to 0.0036% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other
29

Notes to Financial Statements (unaudited) - continued
shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,250,047.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.0037% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2022, the fund engaged in purchase transactions pursuant to this policy, which amounted to $6,004,897.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2022, this reimbursement amounted to $148,242, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2022, purchases and sales of investments, other than short-term obligations, aggregated $1,813,510,813 and $1,535,828,609, respectively.
30

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/22		Year ended 8/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,373,314	$158,505,223	18,145,587	$498,726,808
Class B	6,082	147,722	32,143	687,093
Class C	314,566	7,182,981	1,249,807	26,777,999
Class I	25,603,720	792,752,427	53,459,598	1,549,619,016
Class R1	11,719	266,163	68,825	1,569,178
Class R2	111,082	2,970,587	611,002	15,913,080
Class R3	3,560,602	105,278,312	12,326,487	338,320,683
Class R4	2,069,602	64,626,661	6,035,785	177,359,062
Class R6	32,549,850	1,020,241,405	77,970,903	2,330,624,202
Class 529A	55,625	1,577,726	190,499	5,134,124
Class 529B	—	—	318	6,083
Class 529C	3,185	69,333	22,753	459,951
	69,659,347	$2,153,618,540	170,113,707	$4,945,197,279
Shares issued to shareholders in reinvestment of distributions
Class A	2,229,389	$67,126,899	503,774	$13,541,450
Class B	31,222	743,772	9,180	198,566
Class C	262,437	6,041,311	62,251	1,302,918
Class I	4,428,656	143,178,436	1,266,483	36,360,734
Class R1	9,032	213,962	2,087	44,908
Class R2	37,904	1,060,935	6,253	157,065
Class R3	920,481	27,531,600	180,154	4,810,101
Class R4	420,915	13,271,465	80,098	2,245,140
Class R6	7,829,985	255,649,000	1,626,951	47,116,499
Class 529A	25,016	728,457	5,058	131,661
Class 529B	882	20,577	230	4,840
Class 529C	3,783	84,504	1,278	26,019
	16,199,702	$515,650,918	3,743,797	$105,939,901
31

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/22		Year ended 8/31/21
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(7,463,618)	$(223,198,372)	(11,916,673)	$(330,288,912)
Class B	(94,102)	(2,196,211)	(224,082)	(5,007,809)
Class C	(634,911)	(13,932,752)	(1,436,286)	(31,034,335)
Class I	(19,457,757)	(616,746,357)	(70,224,943)	(2,125,197,943)
Class R1	(39,260)	(911,398)	(73,894)	(1,621,997)
Class R2	(128,283)	(3,545,839)	(294,760)	(7,756,811)
Class R3	(3,247,243)	(96,003,691)	(6,383,310)	(176,284,383)
Class R4	(1,794,300)	(56,831,426)	(3,872,087)	(115,613,523)
Class R6	(21,683,935)	(694,640,316)	(46,868,226)	(1,404,422,796)
Class 529A	(42,105)	(1,211,078)	(72,945)	(2,012,645)
Class 529B	(1,442)	(32,433)	(2,881)	(62,354)
Class 529C	(13,649)	(294,751)	(61,131)	(1,296,960)
	(54,600,605)	$(1,709,544,624)	(141,431,218)	$(4,200,600,468)
Net change
Class A	139,085	$2,433,750	6,732,688	$181,979,346
Class B	(56,798)	(1,304,717)	(182,759)	(4,122,150)
Class C	(57,908)	(708,460)	(124,228)	(2,953,418)
Class I	10,574,619	319,184,506	(15,498,862)	(539,218,193)
Class R1	(18,509)	(431,273)	(2,982)	(7,911)
Class R2	20,703	485,683	322,495	8,313,334
Class R3	1,233,840	36,806,221	6,123,331	166,846,401
Class R4	696,217	21,066,700	2,243,796	63,990,679
Class R6	18,695,900	581,250,089	32,729,628	973,317,905
Class 529A	38,536	1,095,105	122,612	3,253,140
Class 529B	(560)	(11,856)	(2,333)	(51,431)
Class 529C	(6,681)	(140,914)	(37,100)	(810,990)
	31,258,444	$959,724,834	32,426,286	$850,536,712
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. On December 29, 2021, the fund announced the termination of the fund's Class 529A, Class 529B, and Class 529C shares effective on or about June 9, 2022. In connection with the termination, all sales of Class 529B and Class 529C shares will be suspended effective after the close of business on or about March 18, 2022, and Class 529B and Class 529C shares will be converted into Class 529A shares of the fund effective on or about March 21, 2022. In addition, effective after the close of business on or about May 13, 2022, all sales and redemptions of Class 529A shares will be suspended in anticipation of a complete redemption of Class 529A shares on or about May 20, 2022. Please see the fund’s prospectus for details.
32

Notes to Financial Statements (unaudited) - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 4%, 4%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2022, the fund’s commitment fee and interest expense were $27,080 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$192,794,084	$1,180,748,080	$1,102,962,293	$—	$—	$270,579,871

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$51,069	$—
33

Notes to Financial Statements (unaudited) - continued
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(9) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(10) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
34

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
35

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2022
MFS®  U.S. Government
Money Market Fund
MCM-SEM

MFS® U.S. Government
Money Market Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to a level not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve recently raised rates for the first time since 2018 and indicated that it is likely to tighten policy much more over the coming year. Meanwhile, the unsettled geopolitical backdrop and prospect of tighter financial conditions has led to increased volatility.
There are, however, encouraging signs for the markets. The Omicron wave of the coronavirus is receding outside Asia, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though events in Ukraine could hamper these advances. Additionally, easier Chinese monetary policy and the record pace of corporate stock buybacks are supportive elements, albeit amid an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (u)
Maturity breakdown (u)
0 - 7 days	43.6%
8 - 29 days	49.9%
30 - 59 days	6.2%
60 - 89 days	0.0%
Other Assets Less Liabilities	0.3%

Composition including fixed income credit quality (a)(u)
A-1+	51.5%
A-1	48.2%
Other Assets Less Liabilities	0.3%
(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.
Percentages are based on net assets as of February 28, 2022.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2021 through February 28, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Annualized Expense Ratio	Beginning Account Value 9/01/21	Ending Account Value 2/28/22	Expenses Paid During Period (p) 9/01/21-2/28/22
Actual	0.05%	$1,000.00	$1,000.12	$0.25
Hypothetical (h)	0.05%	$1,000.00	$1,024.55	$0.25
(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to the fund's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
3

Expense Table - continued
Notes to Expense Table
As more fully disclosed in Note 3 in the Notes to Financial Statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.
4

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 85.3%
Fannie Mae, 0.044%, due 3/02/2022	$ 6,074,000	$ 6,073,993
Fannie Mae, 0.054%, due 3/09/2022	8,011,000	8,010,906
Fannie Mae, 0.03%, due 3/16/2022	2,026,000	2,025,975
Fannie Mae, 0.046%, due 3/16/2022	2,007,000	2,006,962
Fannie Mae, 0.025%, due 3/23/2022	10,918,000	10,917,833
Federal Farm Credit Bank, 0.03%, due 3/03/2022	17,468,000	17,467,971
Federal Farm Credit Bank, 0.041%, due 3/16/2022	10,314,000	10,313,828
Federal Home Loan Bank, 0.022%, due 3/04/2022	20,221,000	20,220,963
Federal Home Loan Bank, 0.03%, due 3/14/2022	7,000,000	6,999,924
Federal Home Loan Bank, 0.02%, due 3/23/2022	23,500,000	23,499,713
Freddie Mac, 0.041%, due 3/17/2022	19,890,000	19,889,646
U.S. Treasury Bill, 0.025%, due 3/01/2022	8,574,000	8,574,000
U.S. Treasury Bill, 0.051%, due 3/01/2022	18,924,000	18,924,000
U.S. Treasury Bill, 0.025%, due 3/03/2022	8,574,000	8,573,988
U.S. Treasury Bill, 0.041%, due 3/03/2022	15,726,000	15,725,965
U.S. Treasury Bill, 0.037%, due 3/08/2022	5,220,000	5,219,963
U.S. Treasury Bill, 0.046%, due 3/08/2022	9,278,000	9,277,919
U.S. Treasury Bill, 0.042%, due 3/10/2022	5,501,000	5,500,944
U.S. Treasury Bill, 0.046%, due 3/10/2022	7,363,000	7,362,917
U.S. Treasury Bill, 0.01%, due 3/15/2022	15,832,000	15,831,938
U.S. Treasury Bill, 0.03%, due 3/15/2022	4,523,000	4,522,947
U.S. Treasury Bill, 0.046%, due 3/15/2022	10,169,000	10,168,822
U.S. Treasury Bill, 0.023%, due 3/17/2022	6,093,000	6,092,939
U.S. Treasury Bill, 0.046%, due 3/17/2022	5,278,000	5,277,894
U.S. Treasury Bill, 0.041%, due 3/24/2022	30,689,000	30,688,216
U.S. Treasury Bill, 0.051%, due 3/29/2022	18,727,000	18,726,272
U.S. Treasury Bill, 0.033%, due 4/05/2022	23,500,000	23,499,258
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$321,395,696
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Repurchase Agreements – 14.4%
Bank of America Corp. Repurchase Agreement, 0.05%, dated 2/28/2022, due 3/01/2022, total to be received $27,136,038 (secured by U.S. Treasury and Federal Agency obligations valued at $27,688,299)	$ 27,136,000	$ 27,136,000
JPMorgan Chase & Co. Repurchase Agreement, 0.05%, dated 2/28/2022, due 3/01/2022, total to be received $27,274,038 (secured by U.S. Treasury and Federal Agency obligations valued at $27,819,519)	27,274,000	27,274,000
Total Repurchase Agreements, at Cost and Value		$ 54,410,000

Other Assets, Less Liabilities – 0.3%		1,048,464
Net Assets – 100.0%		$376,854,160

(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
6

Financial Statements
Statement of Assets and Liabilities
At 2/28/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at cost and value	$321,395,696
Investments in unaffiliated repurchase agreements, at cost and value	54,410,000
Cash	306
Receivables for
Fund shares sold	2,401,054
Interest	76
Receivable from investment adviser and distributor	48,718
Other assets	6,743
Total assets	$378,262,593
Liabilities
Payables for
Fund shares reacquired	$1,312,058
Payable to affiliates
Administrative services fee	671
Shareholder servicing costs	62,140
Payable for independent Trustees' compensation	2,694
Accrued expenses and other liabilities	30,870
Total liabilities	$1,408,433
Net assets	$376,854,160
Net assets consist of
Paid-in capital	$376,864,071
Total distributable earnings (loss)	(9,911)
Net assets	$376,854,160
Shares of beneficial interest outstanding	376,860,735
Net asset value per share (net assets of $376,854,160 / 376,860,735 shares of beneficial interest outstanding)	$1.00
A contingent deferred sales charge may be imposed on redemptions.
See Notes to Financial Statements
7

Financial Statements
Statement of Operations
Six months ended 2/28/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$70,798
Other	605
Total investment income	$71,403
Expenses
Management fee	$683,937
Shareholder servicing costs	215,908
Administrative services fee	27,975
Independent Trustees' compensation	3,777
Custodian fee	9,021
Shareholder communications	5,803
Audit and tax fees	19,546
Legal fees	1,234
Miscellaneous	41,742
Total expenses	$1,008,943
Fees paid indirectly	(9,021)
Reduction of expenses by investment adviser and distributor	(928,519)
Net expenses	$71,403
Net investment income (loss)	$0
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(5,978)
Change in net assets from operations	$(5,978)
See Notes to Financial Statements
8

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21
Change in net assets
From operations
Net investment income (loss)	$0	$0
Net realized gain (loss)	(5,978)	40,151
Change in net assets from operations	$(5,978)	$40,151
Total distributions to shareholders	$(40,898)	$—
Change in net assets from fund share transactions	$32,691,972	$(174,481,934)
Total change in net assets	$32,645,096	$(174,441,783)
Net assets
At beginning of period	344,209,064	518,650,847
At end of period	$376,854,160	$344,209,064
See Notes to Financial Statements
9

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00	$0.00(w)	$0.02	$0.01	$0.00(c)(w)
Net realized and unrealized gain (loss)	(0.00)(w)	0.00(w)	0.01	0.00(w)	—	(0.00)(w)
Total from investment operations	$(0.00)(w)	$0.00(w)	$0.01	$0.02	$0.01	$0.00(w)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.01)	$(0.02)	$(0.01)	$(0.00)(w)
From net realized gain	(0.00)(w)	—	—	—	—	—
Contribution from adviser	$—	$—	$—	$—	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.01(n)	0.00	0.61	1.70	0.83	0.17(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59(a)	0.55	0.60	0.62	0.63	0.56(c)
Expenses after expense reductions (f)	0.05(a)	0.06	0.36	0.61	0.62	0.43(c)
Net investment income (loss)	0.00(a)	0.00	0.45	1.69	0.81	0.17(c)
Net assets at end of period (000 omitted)	$376,854	$344,209	$518,651	$303,799	$264,370	$307,591

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
See Notes to Financial Statements
10

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS U.S. Government Money Market Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar
11

Notes to Financial Statements (unaudited) - continued
securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$375,805,696	$—	$375,805,696
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At February 28, 2022, the fund had investments in repurchase agreements with a gross value of $54,410,000 included in investments in unaffiliated issuers in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund’s custody fee may be reduced by credits earned under a previous arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credits that were used to reduce the fund's custody fee for the six months ended February 28, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three
12

Notes to Financial Statements (unaudited) - continued
year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the period ended February 28, 2022, there were no significant adjustments due to differences between book and tax accounting.
The fund declared no distributions for the year ended August 31, 2021.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/22
Cost of investments	$375,805,696
As of 8/31/21
Undistributed ordinary income	38,684
Other temporary differences	(1,719)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
During the six months ended February 28, 2022, MFS voluntarily waived receipt of $660,438 of the fund’s management fee in order to avoid a negative yield. For the six months ended February 28, 2022, this amount is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2022, this management fee reduction amounted to $23,499 which is included in the reduction of total expenses in the Statement of Operations. For the six months ended February 28, 2022, these waivers had the effect of reducing the management fee by 0.40% of average daily net assets on an annualized basis. The management fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.00% of the fund’s average daily net assets. In order to avoid a negative yield for the six months ended February 28, 2022, MFS voluntarily agreed to reduce certain other expenses in the amount of $29,287, which is included in the reduction of total expenses in the Statement of Operations.
13

Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed 0.45% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2022. For the six months ended February 28, 2022, this reduction amounted to $215,295 which is included in the reduction of total expenses in the Statement of Operations.
Distributor — Certain shares acquired through an exchange may be subject to a contingent deferred sales charge upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges paid to MFS Distributors, Inc. (MFD) during the six months ended February 28, 2022 were $2,883.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2022, the fee was $98,852, which equated to 0.0578% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $117,056.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.0164% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $503 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2022. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $1,344 at February 28, 2022, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
14

Notes to Financial Statements (unaudited) - continued
(4) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:
	Six months ended 2/28/22	Year ended 8/31/21
Shares sold	114,328,608	223,841,885
Shares issued to shareholders in reinvestment of distributions	40,898	—
Shares reacquired	(81,677,534)	(398,323,819)
Net change	32,691,972	(174,481,934)
Effective at the close of business on May 29, 2020, purchases of the fund are closed to new and existing investors subject to certain exceptions. Please see the fund's prospectus for details.
(5) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2022, the fund’s commitment fee and interest expense were $634 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(6) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
15

Notes to Financial Statements (unaudited) - continued
(7) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(8) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
16

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Portfolio Holdings Information
The fund files monthly portfolio information with the SEC on Form N-MFP. The fund’s Form N-MFP reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can also access the fund’s portfolio holdings as of each month end and the fund’s Form N-MFP reports at  mfs.com/openendfunds after choosing “Click here for access to Money Market fund reports”.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
17

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

1(b):

Not applicable.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IV

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 14, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 14, 2022

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2022

*	Print name and title of each signing officer under his or her signature.